Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXX	RATE24J10119	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.73 years on job.
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XXX	RATE24J10119	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.73 years on job.
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XXX	RATE24J10119	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.73 years on job.
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XXX	RATE24J10016	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.43% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.43% is less than Guideline CLTV of 80%
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XXX	RATE24J10016	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.43% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.43% is less than Guideline CLTV of 80%
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XXX	RATE24J10016	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.43% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.43% is less than Guideline CLTV of 80%
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XXX	RATE24J10259	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 12.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.93% is less than Guideline DTI of 45%
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XXX	RATE24J10259	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 12.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.93% is less than Guideline DTI of 45%
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XXX	RATE24J10259	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 12.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.93% is less than Guideline DTI of 45%
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XXX	RATE24J10043	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert
Missing Property Tax Cert Missing documentation to support $50.00 monthly property taxes reflected on the final CD.  Lender 1008 notes reflect $1,422.59 per month with a  property tax calculation based upon assessed value.
																	The lender's calculations were already reflected in the initial loan file (page 503; also, estimate on 1486-1498). The LOX provided is for the $50 reflected on the final CD.	06/11/2024	Borrower has stable job time - Borrower has 2.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10043	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10043	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10093	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10093	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10093	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.75 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10285	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Missing Written VOE for Borrower 1 confirming amounts disclosed on 2023 W2 (required per Exhibit E of Lender Guidelines when W2 transcripts for the most recent year are not available).
																	5/6/2024 FNMA form 1005 received; the total income for 2023 matches the gross wages on the 2023 W2.	06/12/2024	Borrower has stable job time - Borrower has 10.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10285	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 10.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10285	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 10.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10317	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 17.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 14.86% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.22% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.22% is less than Guideline CLTV of 80%
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XXX	RATE24J10317	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 17.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 14.86% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.22% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.22% is less than Guideline CLTV of 80%
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XXX	RATE24J10317	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 17.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 14.86% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.22% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.22% is less than Guideline CLTV of 80%
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XXX	RATE24J10155	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $156.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $156.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $156.00 is due to increase from $94 to $250 for the Credit Report Fee from the  initial and re-disclosed LE's to the dated Final CD 5/22/2024.

LE dated 5/8/2024 provided; Exception resolved; Received COC from client that states the date of re-disclosure was on 05/08/2024. However there was no disclosure within 3 days of 05/08/2024 provided to test with the COC. Exception remains
																		06/11/2024	Borrower has stable job time - Borrower has 4.82 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10155	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 4.82 years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10155	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided Only schedule A and the prior grant deed was provided; the remainder of the title commitment, including the most recent 24-month chain of title is missing (it needs to clarify whether there were any other prior sales, since the deed doesn't cover the entire 24-months).
																	Complete title commitment received; policy amount matches loan amount; the last page indicates there have been no conveyances in the last 24 months.	06/10/2024	Borrower has stable job time - Borrower has 4.82 years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10155	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present
Title Document is incomplete or only partially present Only schedule A and the prior grant deed was provided; the remainder of the title commitment, including the most recent 24-month chain of title is missing (it needs to clarify whether there were any other prior sales, since the deed doesn't cover the entire 24-months).
																	Complete title commitment received; policy amount matches loan amount; the last page indicates there have been no conveyances in the last 24 months.	06/10/2024	Borrower has stable job time - Borrower has 4.82 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10314	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 21.44% is less than Guideline DTI of 45% Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700 Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.09% is less than Guideline LTV of 80% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.09% is less than Guideline CLTV of 80% Comp factor.
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XXX	RATE24J10314	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 21.44% is less than Guideline DTI of 45% Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700 Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.09% is less than Guideline LTV of 80% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.09% is less than Guideline CLTV of 80% Comp factor.
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XXX	RATE24J10314	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 21.44% is less than Guideline DTI of 45% Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700 Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.09% is less than Guideline LTV of 80% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.09% is less than Guideline CLTV of 80% Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10041	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10041	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to Mavent report, initial Loan application date is 3/18/2024. Homeownership counseling organization disclosure is dated 3/26/2024 which exceeds the timing regulation.
																	Homeownership Counseling Disclosure dated 3/21/2024 provided resolved the exception; Homeownership Counseling Disclosure dated 3/21/2024 provided resolved the exception	05/16/2024	Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10041	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to Mavent report, initial Loan application date is 3/18/2024. Initial LE is dated 3/26/2024 which exceeds the timing regulation.
																	initial LE dated 3/21/2024 provided resolved the exception; initial LE dated 3/21/2024 provided resolved the exception	05/16/2024	Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10041	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). Documentation required to clear exception.  According to Mavent report, initial Loan application date is 3/18/2024. Written List of Service Providers disclosure is dated 3/26/2024 which exceeds the timing regulation.
																	WLSP dated 3/21/2024 provided resolved the exception; WLSP dated 3/21/2024 provided resolved the exception	05/16/2024	Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10181	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10181	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10181	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.36 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10261	Guaranteed Rate Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 27.59% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.59% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10261	Guaranteed Rate Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 27.59% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.59% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10261	Guaranteed Rate Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The file is Missing final 1003 for B2 - XXX			The final 1003 was received for XXX (all pages received with signature/date). SFC 5/8/2024	05/08/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 27.59% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.59% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10331	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.36% is less than Guideline LTV of 80%
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XXX	RATE24J10331	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing The VVOE for XXX, dated within 10-business days of note, is missing (LPA #FEI0102 not met; I used CTRL+F for "verbal" and "VVOE" and "Truework" and "Equifax/TWN" with no applicable results).
																	5/15/2024 note date; hand-written VVOE dated 5/14/2024 received; active.	05/30/2024
Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.36% is less than Guideline LTV of 80%
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XXX	RATE24J10331	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required.  Refund in the amount of $100.00, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fees increases:
-The Credit Report fee, which increased from $50 on the initial LE, dated 03/13/2024 (pg. 195), to $75 on the revised LE, dated 4/26/2024 (pg. 189).
-The Credit Technology and Verification fee, which increased from $150 on the initial LE, dated 03/13/2024 (pg. 195), to $225 on the revised LE, dated 4/26/2024 (pg. 189).
The file does not contain a valid COC for the increases of these fees.

																	LE and COC dated 4/22/24 resolved exception; LE and COC dated 4/22/24 resolved exception	05/29/2024
Borrower has stable job time - Borrower has 6.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.36% is less than Guideline LTV of 80%
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XXX	RATE24J10173	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.5 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10173	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.5 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10173	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 6.5 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10114	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 23.36% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10114	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 23.36% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10114	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0.00 is Less than Total Amount of Subject Lien $XXXX The preliminary title commitment does not reflect a coverage amount. Please provide a Final title policy to confirm sufficient coverage for the loan amount.
																	Title Coverage Amount of $1400000 is equal to or greater than Total Amount of Subject Lien $XXXX	04/29/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.36% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10098	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 17.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10098	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 17.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10098	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 17.31 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10230	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.2% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.38% is less than Guideline LTV of 80%
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XXX	RATE24J10230	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.2% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.38% is less than Guideline LTV of 80%
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XXX	RATE24J10230	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.2% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.38% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.38% is less than Guideline LTV of 80%
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XXX	RATE24J10296	Guaranteed Rate, Inc	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 24.83 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.03% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10296	Guaranteed Rate, Inc	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 24.83 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.03% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10296	Guaranteed Rate, Inc	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 24.83 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.03% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10071	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.2 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10071	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.2 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10071	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Missing addendum to the sales contract which reflects the due diligence fee shown on the final Closing Disclosure.			The $2700 due diligence fee reflected on the final CD is for the seller's temporary residential lease; $300/day through 5/19/2024 (9-days).	06/04/2024	Borrower has stable job time - Borrower has 6.2 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10071	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing Missing the 2023 W2 from B2's current employer.			2023 W2 received for XXX.	05/23/2024	Borrower has stable job time - Borrower has 6.2 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10071	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1363	Credit	Borrower 2 WVOE Missing	Borrower 2 WVOE Missing Missing a WVOE from B2's current employer to document commission income for 2023 and 2022.			4/3/2024 TWN WVOE received; 2022, 2023, and 2024 bonus and commissions reflected; qualifying income supported.	05/23/2024	Borrower has stable job time - Borrower has 6.2 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10075	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10075	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10075	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10017	Guaranteed Rate , Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10017	Guaranteed Rate , Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10017	Guaranteed Rate , Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.13 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10100	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.88 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10100	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.88 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10100	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The payment history is outdated and the credit supplement is missing (NR/SMS/CAL #5511 last reported on 1/31/2024).
Duplicate statement received for XXX.

XXX reflects the $2881.42 payment on 3/1/2024, 4/1/2024 and 5/1/2024.  Although the history for 2/2024 is not imaged, there are no late fees reflected on the statement.
																		05/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.88 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10168	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 24.44% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.41 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXX	RATE24J10168	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 24.44% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.41 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXX	RATE24J10175	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10175	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10175	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 6.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10204	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.95 years on job.
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XXX	RATE24J10204	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.95 years on job.
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XXX	RATE24J10204	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 28.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 21.95 years on job.
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XXX	RATE24J10083	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 10.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.28% is less than Guideline DTI of 45%
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XXX	RATE24J10083	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 10.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.28% is less than Guideline DTI of 45%
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XXX	RATE24J10083	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 10.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.28% is less than Guideline DTI of 45%
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XXX	RATE24J10288	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE1484	Credit	Asset 6 Does Not Meet Guideline Requirements
Asset 6 Does Not Meet Guideline Requirements Missing copy of Final HUD for sale of departure residence netting $500,000.00 in proceeds, along with evidence XXX mortgage paid in full to support omission of debt as reflected on AUS.
																	5/28/2024 final seller's statement received; XXX payoff reflected ($475,672.65); net proceeds of $651,822.19 transferred to subject transaction.	06/11/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10288	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10288	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.6% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10315	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 30.81 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10315	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 30.81 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10315	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 30.81 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10069	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 11.63 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10069	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 11.63 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10069	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 11.63 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10212	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.89% is less than Guideline DTI of 45%
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XXX	RATE24J10212	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.89% is less than Guideline DTI of 45%
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XXX	RATE24J10212	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.89% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10251	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10251	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10251	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE1185	Credit	AUS Partially Provided
AUS Partially Provided The DU, supporting the increased DTI of 41.317% reflected on the most recent 1008, is missing (the DTI on submission #5 was 38.57%, which is more than 3% -- variance is due to DU excluding XXX; see DU #40 -- it needs to be added back in for accuracy).  SFC  5/7/2024
																	DU submission #7 received. DTI is 38.35%; audit DTI is 41.32% (the variance is now within the 3% tolerance FNMA allows, as both totals are less than 45%). SFC 5/14/2024	05/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10329	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 17.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10329	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 17.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10327	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 20.68 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.77% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
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XXX	RATE24J10327	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 20.68 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.77% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
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XXX	RATE24J10327	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 20.68 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.77% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
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XXX	RATE24J10198	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($500.00) exceed the comparable charges ($400.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required - Refund in the amount of $100, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or valid coc.  Mortgage Recording fee increased from $400 to $500

PCCD provided resolved exception; PCCD provided resolved exception; TILA 130 required: A refund in the amount of $60.00, cure package: PCCD with LOE, copy of refund and proof of delivery. The Mortgage Recording fee $500.00 increased on the CD issued 4/9//2024 without a valid reason.
																		05/02/2024	Qualifying FICO is Greater than the Guideline Minimum - within tolerance.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10198	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - within tolerance.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10198	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - within tolerance.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10065	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10065	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10065	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.53 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10011	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.

Borrower has stable job time - Comp factor.
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XXX	RATE24J10011	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.

Borrower has stable job time - Comp factor.
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XXX	RATE24J10011	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.

Borrower has stable job time - Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10061	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10061	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10061	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10225	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.3 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10225	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.3 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10225	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.3 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10295	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 20.84% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10295	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 20.84% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10295	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 20.84% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10210	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 21.82% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.82 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10210	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 21.82% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.82 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10210	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 21.82% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.82 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10115	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.3 years on job.	D	A	A	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10115	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
Guideline seasoning requirement has not been met. The required reserves were not met; reserves calculated as follows:  $6485.46 * 6 = $38,912.76 (PITIA for subject property) + $24,848 (excluded XXX) = $63,760.76 - $1610.02 (4/14/2024 XXX balance) = $62,150.74.
																	; Additional asset documentation to verify sufficient assets. Exception resolved. ;	05/03/2024	Borrower has stable job time - Borrower has 6.3 years on job.	D	A	B	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10115	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing
Third Party Valuation Product not Provided to Support Origination Appraised Value. A third party valuation supporting the $965,000 appraised value used in qualification is missing (FNMA UCDP score is 3).
																			Borrower has stable job time - Borrower has 6.3 years on job.	D	A	D	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10031	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 19.94 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10031	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 19.94 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10031	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 19.94 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10214	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.4 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10214	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.4 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10214	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Evidence of sufficient hazard insurance, from Travelers, is missing (only the replacement cost estimate is in-file). SFC 4/26/2024			Hazard Insurance Policy is fully present; Hazard Insurance Policy is fully present	05/03/2024	Borrower has stable job time - Borrower has 6.4 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10272	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10272	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10272	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10068	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 19.07 years on job.	D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10068	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE1488	Credit	Asset 10 Does Not Meet Guideline Requirements
Asset 10 Does Not Meet Guideline Requirements The gift funds do not meet guideline requirements.  Missing documentation to verify Donor(s) availability of funds transferred to escrow.  Per Section B3-4.3-04 of the Fannie Mae Selling guide, when the gift donor's funds are not transferred prior to settlement, the Lender must document that the donor(s) gave the closing agent the gift funds in the form of an electronic transfer, certified check, a cashier's check, or other official check.  Although the final Closing Disclosure reflects the receipt of the gifts totaling $113,000, the checks and/or copies of each transfer were not present in the loan file.

PCCD received; cash-to-close = $270,140.41; see previous comment for calculations (wire confirmations &  cashier's checks confirm all funds came from the borrowers).  CORRECTION -- no additional gift letter or gift transfer confirmation needed.; The final CD reflects $270,186.41 needed from the borrower (taking into account the $113K gift funds on line L05); wire confirmations and cashier's checks provided from borrower:  $70,000+$99,186.41+$84,000+$17,000 = $270,186.41.  So, the $113K gift is still unaccounted for; also, the additional gift letter for the amount given to escrow is missing.; $113,000 gift funds are reflected on line L05 of the final CD, which means that the amount was received from someone other than the borrowers.  Also, due to their EMD of $75,000 and their consumer loan payoff of $21,389.08 (line K04), it appears the majority of funds they received in their bank accounts, which matches the associated gift letters, was for this purpose ($96,389.08 total).  Therefore, the executed gift letter associated with the funds given directly to escrow, as well as the verification of the donor's assets for availability, are still missing.  If the closing attorney made an error and ALL funds for closing were wired from the borrower(s), please provide (1) a copy of the verification from the attorney, (2) a copy of the wire transfer(s) for all funds received for closing, and (3) a PCCD reflecting the correction.; Missing documentation to verify Donor(s) availability of funds transferred to escrow. Per Section B3-4.3-04 of the Fannie Mae Selling guide, when the gift donor's funds are not transferred prior to settlement, the Lender must document that the donor(s) gave the closing agent the gift funds in the form of an electronic transfer, certified check, a cashier's check, or other official check. Although the final Closing Disclosure reflects the receipt of the gifts totaling $113,000, the checks and/or copies of each transfer were not present in the loan file.
																		06/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 19.07 years on job.	D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10068	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $25.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of Credit Technology and Verification Fee. The Initial CD dated 3/6/2024 reflects a Credit Technology and Verification Fee of $150, while the final CD dated 4/10/2024 reflects an increase of $25.00 to a total Credit Technology and Verification Fee of $175.00.  The file does not contain a COC to validate the increase.

Cure package provided downgraded exception to a 2/B; Cure package provided downgraded exception to a 2/B; TILA 130 required: A refund in the amount of $25.00, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Credit Technology/Verification fee $175.00 increased on the CD issued 4/6/2024 without a valid reason.
																		05/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 19.07 years on job.	D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10248	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.68 years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10248	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $81.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of $81.70 required for increase in title fees without valid COC. The following fees increased on the Final CD: Lender's title policy, overnight fee, recording service fee, tideland search fee, and the tax assessment and utilites was added. Please provide cure or valid COC. A cure of $165.00 was given at consummation for appraisal review fee. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.
																	Exception resolved; Borrower chose provider, not subject to 0% tolerance; Exception resolved; Borrower chose provider, not subject to 0% tolerance	05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.68 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10248	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower 2 IRS Transcripts Missing Missing the W-2 transcripts, as required by lender guidelines.			The 2023 "no record" IRS 1040 transcript was received; the 2021 & 2022 completed IRS 1040 transcripts were received.	05/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.68 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10248	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Missing the W-2 transcripts, as required by lender guidelines.			The 2023 "no record" IRS 1040 transcript was received; the 2021 & 2022 completed IRS 1040 transcripts were received.	05/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.68 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10328	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.4% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.4% is less than Guideline CLTV of 80%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10328	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.4% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.4% is less than Guideline CLTV of 80%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10328	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	FEMA-4769-DR declared on 4/13/2024; appraisal completed on 5/1/2024; the report doesn't include commentary from the appraiser.			Updated appraisal received; commentary from the appraiser confirms no noted damage (page 8 of 34).	06/07/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.4% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.4% is less than Guideline CLTV of 80%
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10064	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 25.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.62 years on job. Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10064	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 25.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.62 years on job. Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10064	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 25.15% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 7.62 years on job. Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10104	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.65% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.28 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10104	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.65% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.28 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10104	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1161	Credit	Flood Certificate Missing	The flood certification in the loan file is part of the appraisal. The lender is required to obtain a flood certification. Missing Flood Certificate			Flood Certificate is fully present; Flood Certificate is fully present; Flood Certificate is fully present	04/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.65% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.28 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10120	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 13.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10120	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 13.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10120	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 13.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10137	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10137	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10137	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10057	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 11.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10057	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 11.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10057	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 11.17 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10302	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.76 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10302	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.76 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10302	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM2630	Compliance	Missing Attorney Preference Letter	Right To Choose Attorney or Attorney Preference Not In File			The right to choose acknowledgment, e-signed on 2/29/2024, was provided. SFC 5/6/2024; There's no evidence of the Attorney Preference Disclosure in the loan file.	05/06/2024	Borrower has stable job time - Borrower has 7.76 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10207	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 8.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10207	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10207	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10022	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10022	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10022	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 729 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10303	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 22.04 years on job. Qualifying FICO is Greater than the Guideline Minimum	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10303	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 22.04 years on job. Qualifying FICO is Greater than the Guideline Minimum	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10303	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($475.00) exceed the comparable charges ($369.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($475.00) exceed the comparable charges ($369.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($475.00) exceed the comparable charges ($369.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

PCCD provided resolves exception; Cure package provided is missing the proof of delivery; TILA 130b Cure required. Refund in the amount of $69.10, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The Recording Fee increased from $369.00 on the LE dated 12/28/2023 to $475.00 on the final CD dated XXX without a valid COC.; TILA 130b Cure required.  Refund in the amount of $69.10, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The Recording Fee increased from $369.00 on the LE dated 12/28/2023 to $475.00 on the final CD dated XXX without a valid COC.
																		05/14/2024	Borrower has stable job time - Borrower has 22.04 years on job. Qualifying FICO is Greater than the Guideline Minimum	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10303	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $153.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $153.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $353.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $353.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $354.10.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $354.10.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $151.10.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $151.10.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $153.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

COC provided resolves exception; Cure package provided is missing the proof of delivery; TILA 130b Cure Required. Refund in the amount of $153.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $153.00 is due to increase from $47.00 to $50.00 and $150.00 for the combined Credit Report Fee from the LE dated 12/28/2023 to dated final CD 4/9/2024.; TILA 130b Cure Required.  Refund in the amount of $153.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $153.00 is due to increase from $47.00 to $50.00 and $150.00 for the combined Credit Report Fee from the LE dated 12/28/2023 to dated final CD XXX.
																		05/14/2024	Borrower has stable job time - Borrower has 22.04 years on job. Qualifying FICO is Greater than the Guideline Minimum	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10032	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10032	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10032	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10258	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
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XXX	RATE24J10258	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
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XXX	RATE24J10258	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing The 2021 IRS W2 transcripts are missing, DU required two years and the file contained the 2022 W2 transcripts and 2023 returned as no record on file.			The lender provided the 2021, 2022, and 2023 IRS W2 transcripts (the latter = no record); 2-year's verified now. SFC 5/10/2024	05/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.54% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
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XXX	RATE24J10332	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 46.95% exceeds AUS DTI of 44.29% Negative rental  income of $-1,553.33 for XXX was listed on the final 1003. The negative income calculated in the audit for the property was $-2,562.44.  The DTI increased from 44.29% to 46.95% which exceeds the DTI threshold of 45%.
																	Audited DTI of 44.29% is less than or equal to AUS DTI of 44.29%	06/14/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 18.31 years on job. Comp factor.
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XXX	RATE24J10332	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 18.31 years on job. Comp factor.
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XXX	RATE24J10332	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 18.31 years on job. Comp factor.
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XXX	RATE24J10097	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10097	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10097	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10028	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.15% is less than Guideline DTI of 45%
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XXX	RATE24J10028	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.15% is less than Guideline DTI of 45%
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XXX	RATE24J10028	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.15% is less than Guideline DTI of 45%
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XXX	RATE24J10284	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.72% is less than Guideline DTI of 45%
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XXX	RATE24J10284	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.72% is less than Guideline DTI of 45%
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XXX	RATE24J10284	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.72% is less than Guideline DTI of 45%
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XXX	RATE24J10299	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 30.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 29.2 years on job.
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XXX	RATE24J10299	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 30.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 29.2 years on job.
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XXX	RATE24J10299	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 30.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 29.2 years on job.
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XXX	RATE24J10246	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10246	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10246	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10126	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 4.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.61% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.61% is less than Guideline LTV of 80%
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XXX	RATE24J10126	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 4.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.61% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.61% is less than Guideline LTV of 80%
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XXX	RATE24J10126	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 4.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.61% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.61% is less than Guideline LTV of 80%
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XXX	RATE24J10034	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10034	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10034	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10024	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10024	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10024	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10330	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 21.51 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10330	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 21.51 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10330	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). TILA 130b Cure Required - Cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid coc. Need Initial Loan Estimate issued within 3 day from loan application 02/07/24
																	WLSP provided resolved exception; WLSP provided resolved exception	04/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 21.51 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10330	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation Required - Initial Loan Estimate issued within 3 days from loan application date 02/05/24.  LE in the loan file was issued 2/13/2024 which exceeds the timing regulation.
																	Initial LE provided resolved exception; Initial LE provided resolved exception	04/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 21.51 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10076	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.71 years on job. Comp factor	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10076	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.71 years on job. Comp factor	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10076	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			Initial Escrow disclosure provided; Initial Escrow Account Disclosure is Resolved	05/09/2024	Borrower has stable job time - Borrower has 2.71 years on job. Comp factor	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10268	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.68% is less than Guideline DTI of 45%
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XXX	RATE24J10268	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.68% is less than Guideline DTI of 45%
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XXX	RATE24J10268	Guaranteed Rate, Inc.	XXX	XXX	XXXX	ME	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing
Borrower 2 3rd Party VOE Prior to Close Missing Missing a VVOE for B2 dated within 10 days of closing that shows borrower is actively employed at XXX. TWNs in file indicates B2 is not currently on assignment.
																	The disbursement date was 5/3/2024; 4/30/2024 TWN VVOE received; active employment confirmed.	05/17/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.68% is less than Guideline DTI of 45%
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XXX	RATE24J10269	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 31.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10269	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 31.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10269	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 31.91% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10294	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Higher Priced (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.21 years on job.
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XXX	RATE24J10294	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Higher Priced (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.21 years on job.
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XXX	RATE24J10294	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Higher Priced (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.21 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10033	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10033	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10033	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE2663	Credit	Missing Application
The final Application and WVOE for B1 confirms the start date with the current employer is 05/15/2023.  The Final Application reflects prior employment as a student with XXX with an end date of 12/17/2022 which results in a 5 month job gap.
 A prior WVOE from XXX reflects employment as a XXX from 03/27/2022 - 04/02/2023.   This job is not reflected on the final application.  Provide corrected application with a 2 year history and a job gap letter of explanation for any gaps in employment greater than 30 days.

The corrected final 1003 was e-signed by both borrowers on 5/24/2024 (audit trail provided).; 4/22/2024 e-signed LOE received for job gap; the e-signed corrected 1003 is still missing.; The corrected 1003 is still not signed; the signed LOE for the employment gap is still missing.; The corrected 1003 needs to be e-signed by the borrower (at minimum, next to all employment history changes); also, the e-signed LOE for the gap in employment is still missing (4/2/2023 - 5/15/2023 is over 30-days).
																		05/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10033	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 4/27/2024 DRIVE report: 4210-002, 4200-001, 4209-009, and 2037.			5/22/2024 DRIVE report received; all high alerts were cleared by the lender.	05/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10333	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10333	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10333	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10308	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 10.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10308	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 10.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10308	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 10.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10004	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 10.59 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10004	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 10.59 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10004	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8712	Credit	Missing Verification of Rent	for current residence. 2. There is a Rent Credit in the amount of $8,992.50 on the closing disclosure. Need documentation/explanation as to what the the credit is for.			Confirmed the borrower has sufficient funds to close and will occupy the property within 60 days of close.	04/29/2024
Borrower has stable job time - Borrower has 10.59 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10094	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The 24-month chain of title is missing (it's unknown whether there were additional transfers during the required timeframe).  Please provide an update commitment, supplement, or email from the title officer.
																	5/24/2024 transaction history report received; 24-month chain of title reflected.	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10094	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10094	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10007	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 24.88% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.8 years on job.
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XXX	RATE24J10007	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 24.88% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.8 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10007	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 24.88% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.8 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10030	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MT	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.16% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10030	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MT	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.16% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10260	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
																				D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10260	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required.  Refund in the amount of $25.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of the Credit Technology and Verification Fee from $150 to $175. This fee increased from the LE dated 4/9/2024 to the Initial CD dated 4/17/2024. The file does not contain a valid COC for the increase of the fee.

																	Cure package provided downgrades exception to a 2/B	05/20/2024
Qualifying DTI below max allowed. - Calculated DTI of 33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
																				D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10260	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing the subject hazard policy from XXX.
The insurance screen was completed to ensure sufficient coverage.  The lender provided the hazard binder, replacement cost estimate, and the wind insurance (the latter was added).  Sufficient coverage is reflected.  SFC  5/10/2024; Hazard Insurance Policy is fully present
05/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
																				D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10023	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/14/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. Auditor updated required reserves to 6 months and the borrower is now showing short reserves in the amount of $
																	Exception made in error during data checks. Seasoning and asset requirements met.	06/14/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 No Credit Findings

Borrower has stable job time - Borrower has 5.59 years on job. No Credit Findings
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10023	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 No Credit Findings

Borrower has stable job time - Borrower has 5.59 years on job. No Credit Findings
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10082	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.29 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10082	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.29 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10082	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.29 years on job.
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XXX	RATE24J10103	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.23 years on job. Compensating factors.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10103	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.23 years on job. Compensating factors.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10103	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 7.23 years on job. Compensating factors.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10006	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.87% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXX	RATE24J10006	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.87% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXX	RATE24J10006	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.87% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXX	RATE24J10237	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.07% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10237	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.07% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10237	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.07% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10001	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.57% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10089	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.87 years on job. Comp factor.
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XXX	RATE24J10089	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.87 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10089	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.87 years on job. Comp factor.
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XXX	RATE24J10200	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10200	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10200	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE4963	Credit	No evidence of required debt payoff	DU #11 wasn't confirmed as paid in-full prior to/at closing ($9745.30 balance; no additional payments reflected in the bank statements). SFC 5/1/2024
The lender provided an updated DU (submission #7), 1008 and 1003 reflecting the balance is no longer required to be paid prior to/at closing.  The balance owed on the special assessment was deducted from the assets used in qualification on the assets page.  SFC  5/6/2024
																		05/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10136	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.32% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.32% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10136	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.32% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.32% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10136	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.
XXX statement reflects payment received on 2, 3, and 4/1/2024; no late fees reflected.; Duplicate LOX received; 4/2024 payment is still missing (see prior entry for what is acceptable).; The mortgage statements alone are insufficient, as it must be verified by a 3rd party.  However, the March payment is reflected on XXX on 3/1/2024.  The April statement for this account wasn't provided.  Again, the FNMA selling guide also requires the most recent 12-month's mortgage payment history.  Since the home wasn't sold until May, the 4/2024 is still required.  Provide either a print-off from XXX reflecting the payment, or a credit supplement.; This cannot be cleared with a mortgage statement; FNMA requires the mortgage payment history be within 45-days of note. A credit supplement, or similar documentation, is required.
06/06/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.32% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.32% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10136	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset 5 Missing The final CD or ALTA settlement statement for XXX, confirming minimum proceeds of $800K, is missing.			The final master ALTA settlement statement was received; $829,552.46 proceeds.	05/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.32% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.32% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10050	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 20.12% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10050	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 20.12% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10050	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 05-03-2024 is after the Disbursement Date of 05-01-2024. Hazard policy with Interinsurance Exchange was not in effect at time of closing.			; The disbursement date was 5/1/2024; the lender provided form HO-3 with an effective date of 5/1/2024. SFC 5/15/2024	05/15/2024
Qualifying DTI below max allowed. - Calculated DTI of 20.12% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10131	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 7.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10131	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 7.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10131	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 7.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10009	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 47.86% exceeds AUS DTI of 43.81% The rental loss used in qualification was incorrect (for instance, the 2 Canadian properties are paid biweekly, not monthly); the lender's calculation worksheets don't include the PITIA used for each property, so it is unknown how their calculations were made.
																	LOX referencing currency converters received, as well as duplicate documentation. Currency converter applied and income calculations updated; DTI no matches DU.	06/11/2024	Borrower has stable job time - Borrower has 8.99 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10009	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 8.99 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10009	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.99 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10009	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $10000 is Less than Total Amount of Subject Lien $XXXX The amount reflected in schedule A #2b is incorrect; there is no addendum or supplement imaged; the short-form or ALTA final policy is missing.
																	Revised title commitment received. $1,080,000 note amount; $1,080,000 policy amount matches.	06/06/2024	Borrower has stable job time - Borrower has 8.99 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10152	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10152	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10152	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.77% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10305	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10305	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10305	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing The XXXX report for XXX and XXX. reflecting 60-days of history, is missing.			4/15/2024 XXXX report received for XXX and XXX; the balances reflected match those used in qualification.	05/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10305	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset 5 Missing The XXXX report for XXX and XXX. reflecting 60-days of history, is missing.			4/15/2024 XXXX report received for XXX and XXX; the balances reflected match those used in qualification.	05/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10077	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10077	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10077	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10153	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 5.72 years on job. Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 22.99% is less than Guideline DTI of 45% Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10153	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 5.72 years on job. Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 22.99% is less than Guideline DTI of 45% Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10153	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 5.72 years on job. Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 22.99% is less than Guideline DTI of 45% Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10287	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 20.23% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10287	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 20.23% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10092	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 14.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10092	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 14.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10092	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 14.03 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10187	Guaranteed Rate Inc., A Deleware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.17 years on job.
																				D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10187	Guaranteed Rate Inc., A Deleware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing Missing Patriot Act Information Form or a copy of the borrower's photo ID.
Borrower 1 Citizenship Documentation Provided or Not Required; Signed and notarized Patriot Act Disclosure provided. ; Borrower 1 Citizenship Documentation Provided or Not Required; Signed and notarized Patriot Act Disclosure provided. ; Signed and notarized Patriot Act Disclosure provided. ; Borrower 1 Citizenship Documentation Provided or Not Required; Signed and notarized Patriot Act Disclosure provided. ; Signed and notarized Patriot Act Disclosure provided.
04/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.17 years on job.
																				D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10187	Guaranteed Rate Inc., A Deleware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower 2 Citizenship Documentation Is Missing Missing Patriot Act Information Form or a copy of the borrower's photo ID.
Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required
04/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.17 years on job.
																				D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10187	Guaranteed Rate Inc., A Deleware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130B Cure Required. Refund in the amount of $125.00, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of $125.00 is due to addition of Tract Search fee on the LE dated 3/27/2024 without a valid COC.
															COC Provided.	04/25/2024	Exception resolved.	04/25/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.17 years on job.
																				D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10079	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10079	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10079	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($321.00) exceed the comparable charges ($214.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($321.00) exceed the comparable charges ($214.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). COC and CD provided resolved the exception COC and CD provided resolved the exception
															Final CD and COC provided.	05/03/2024	COC and CD provided resolved the exception	05/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10110	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10110	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FPRO8998	Property	No Property Findings	Informational					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10110	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OH	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10109	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.99 years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10109	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.99 years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10109	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing Condo approval is Missing.			Duplicate CONDO/PUD warranty form received; FHLMC exempt; good through 11/13/2024.	06/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.99 years on job.
																				B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10291	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.87 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.46% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10291	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.87 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.46% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10149	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10149	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10149	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10148	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 6.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10148	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10148	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10112	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10112	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10112	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10306	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 31.63% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10306	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 31.63% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10306	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 31.63% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10238	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.92% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.13% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.92% is less than Guideline CLTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10238	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.92% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.13% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.92% is less than Guideline CLTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10238	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The third borrower, XXX, isn't reflected as being vested and didn't execute the mortgage.
LOX received on 5/29/2024; per 12/13/2023 FNMA selling guide, a non-occupant borrower may or may not have an ownership interest in the subject property as indicated on the title.  Hence, XXX doesn't have to sign the mortgage (page 251).
06/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.92% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.13% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.92% is less than Guideline CLTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10238	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. FNMA requires the mortgage history be within 45-days of note; the credit supplement is missing (XXX last reported on 3/6/2024).

XXX last reported on 3/6/2024; the application date was 3/28/2024 (within 45-days of application, per FNMA requirements); 5/3/2024 notary date.; LOX received.  Earlier in section B3-5.3-03, it states "and reflects 12 months of the most recent payment activity."  If dated, the most recent 12-months haven't been provided.  Provide credit supplement reflecting the 4/2024 payment.
06/04/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.92% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.13% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.92% is less than Guideline CLTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10238	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum adding XXX to the contract is missing; also, the 1004 doesn't reflect him as a borrower either (provide addendum from appraiser acknowledging the same).

Per FNMA section B2-2-04, the non-occupant borrower (1) may or may not have an ownership interest in the subject property as indicated on title, and (2) do not have an interest in the property sales transaction, such as the property seller, the builder, or the real estate agent.  Neither apply to XXX.  All other requirements of section B2-2-01 were met.
05/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.92% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 15.13% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.92% is less than Guideline CLTV of 80%
																				D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10218	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 5.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10218	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 5.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10218	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX The supplement, evidencing the amount of policy coverage, is missing (CA is a non-disclosure state, so the policy amounts aren't reflected on the preliminary title report). Please provide a copy of the final title policy to confirm sufficient coverage.
																	; The lender provided the final title policy, which confirms the amount of insurance as $XXXX (matches loan amount). SFC 5/10/2024	05/10/2024
Borrower has stable job time - Borrower has 5.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10218	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing The US Patriot Act form or a copy of the driver's license was not provided on the file.			The fraud report confirms the borrower is a US citizen. The lender provided the USA Patriot Act form (CA license good through 11/30/2028). SFC 5/10/2024	05/10/2024
Borrower has stable job time - Borrower has 5.75 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10080	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.96 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10080	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.96 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10080	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert
Missing Property Tax Cert Property Tax Cert not found in the loan file.  Lender 1008 notes indicate taxes calculated using tax rate of 1.1213% + a special assessment of $917.23.  Please provide evidence of special assessment.
																	4/30/2024 tax certificate received (purchase; qualified at higher amount).	06/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.96 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10166	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 23.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.69% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.69 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.69% is less than Guideline CLTV of 80%
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XXX	RATE24J10166	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 23.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.69% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.69 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.69% is less than Guideline CLTV of 80%
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XXX	RATE24J10166	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 23.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.69% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.69 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.69% is less than Guideline CLTV of 80%
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XXX	RATE24J10265	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.59 years on job. Comp factor.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10265	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.59 years on job. Comp factor.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10265	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Missing the W-2 transcripts for B1, as required by lender guidelines.			The IRS W2 and 1040 transcripts were provided for borrower 1 for 2021 and 2022 (2023 was no record; all references match the associated documents). SFC 5/8/2024; Borrower 1 IRS Transcripts Provided	05/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720 Comp factor.

Borrower has stable job time - Borrower has 11.59 years on job. Comp factor.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10220	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 45.05% exceeds AUS DTI of 39.53% Lender indicated 2 different HELOC payments on the REO. The payment of $2,200 per month used by Audit matches the LOE and REO breakdown in file. The Audited rental loss of -$903.86 matches the lender's income calculation worksheet but the lender entered positive rental income into DU. Using the higher monthly payment and rental loss results in a DTI which exceeds guidelines.

; The borrower is using funds from his 401K for the down payment and the reserves. The 401K statement indicates the 401K consists of stock,bonds and Mutual funds. per the FNMA selling guide B3-4.3-03 if the retirement account assets are in the form of stocks, bonds and mutual funds, the acct must meet the requirements of B3-4.3-01. The 401K fund  is > 20% more than the funds needed for closing and reserves, no documentation of the receipt of funds is required. Exception resolved. ; Received LOX, UDM, updated DU, updated e-signed 1003, 401K statement, and 401K withdrawal terms.  Borrower indicates 401K funds used for down-payment prior to retirement withdrawal without penalties; however, we are still missing the approval documentation from the 401K showing that the withdrawal of funds for purchasing a home was permitted and approved under the terms of the early withdrawal rules associated with the retirement account.; Rental income clarification received.  NOTE:  the only 401K provided with the loan file is from XXX.  Provide (1) confirmation that the HELOC was withdrawn and (2) the loan documentation to confirm the 401K withdrawal terms.; Duplicate 1008 with underwriting loan summary received; see that there is $1296.15 rental income reflected; per audit comments, there was actually a loss of -$903.86, which matches the rental income calculation worksheet provided by the underwriter with the original images.  This variance, as well as the HELOC variance, caused the audit to (1) be outside the 3% FNMA tolerance, and (2) exceed the guideline maximum of 45%.
																		06/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10220	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10220	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10220	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy File only contains replacement cost calculator.
5/13/2024 disbursement date; $735,162.39 required coverage per RCE; the annual premium matches the system; 5/10/2024 - 5/10/2025 policy; $735,000 dwelling + extended replacement cost coverage of 150% + ordinance and law coverage of 25% = $1,286,250 total coverage.
																		05/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10150	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%
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XXX	RATE24J10150	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10150	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The DRIVE report dated 4/15/2024 reflects 4 high alerts that weren't cleared by the lender: 4200-001, 3000-4501, 4210-002, and 4209-009.			Evidence the High Alerts on the Fraud report are cleared. Exception resolved. ; All Fraud Report Alerts have been cleared or None Exist	05/01/2024
Borrower has stable job time - Borrower has 2.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.57% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10164	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 3.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.99% is less than Guideline DTI of 45%
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XXX	RATE24J10164	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 3.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.99% is less than Guideline DTI of 45%
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XXX	RATE24J10164	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.99% is less than Guideline DTI of 45%
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XXX	RATE24J10122	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 27.53 years on job. Comp factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10122	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 27.53 years on job. Comp factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10122	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Missing evidence of continuance for B1's retirement income. Letter in file from financial advisor indicates income is from an account with XXX but there is no account statement to verify the required 36-month continuance.

$9300 monthly allotment used in qualification.  Statement received for XXX.  The balance as of 5/16/2024 is $494,460.77; sufficient for 36-month income continuity ($9300 * 36 = $334,800); 1st distribution reflected on 4/15/2024 (matches 4/9/2024 letter from XXX).; The exact same documentation was uploaded again; please see commentary I provided this morning.  SFC  5/14/2024; The 4/9/2024 letter from XXX. references account XXX, and the IRA being held at XXX.  The statement provided is for XXX held with XXX.  The requested statement, evidencing a balance sufficient for the required 3-year continuity is still missing.  SFC  5/14/2024
																		05/20/2024	Borrower has stable job time - Borrower has 27.53 years on job. Comp factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10122	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of HOA on REO. Parcel information report in file reflects a condo name but no LOE indicating if HOA fees are present on the property.
The lender sent a signed LOE confirming no HOA dues exist for XXX.  The HOI and property tax certificate were already provided.  SFC  5/15/2024; The exact same documentation was uploaded again; please see commentary I provided this morning.  SFC  5/14/2024; The legal information on page 1 of the property report indicates the subject property is a CONDO; condo name reflected as XXX.  The evidence of monthly HOA dues, or a signed attestation from the borrower that there aren't any, is still missing.
																		05/16/2024	Borrower has stable job time - Borrower has 27.53 years on job. Comp factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10310	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXX	RATE24J10310	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXX	RATE24J10310	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10005	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 7.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10005	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10005	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.24 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10002	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10002	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10002	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10313	Guaranteed Rate Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.53 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10313	Guaranteed Rate Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.53 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10313	Guaranteed Rate Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.53 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10262	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment only reflects a 6-month chain of title.  Provide an updated title commitment, supplement, or email from title officer (if grant deeds are provided, commentary is needed to confirm it is the full 24-months).
																	The title company confirmed their search was from 2019 to present (full 24-months provided).	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.39 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10262	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.39 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10262	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.39 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10040	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10040	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10040	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130 Cure Required.  Refund in the amount of $5.00; cure package requires a PCCD, LOE,  and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $5.00 is due to the addition of an Appraisal Rent Schedule Fee of $250 and an Appraisal Review Fee of $165 (for a total of $415), but a tolerance cure of $410.  There is no valid COC in the loan file for the addition of these fees. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $5.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	PCCD and settlement statement provided; PCCD and settlement statement provided	05/13/2024	Borrower has stable job time - Borrower has 2.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10281	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10281	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10281	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10118	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10118	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10118	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10270	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 16.38 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10270	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 16.38 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10270	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/01/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 for B1 does not reflect all the self-employed businesses that were used to qualify. Missing XXX, XXX, XXX, XXX and XXX.
Corrected 1003 received; e-signed on 6/6/2024.; Revised 1003 received with all required businesses reflected; missing borrower's signature (any revisions made to a final 1003 must be acknowledged by the borrower; can be e-signed/dated).
																		06/07/2024	Borrower has stable job time - Borrower has 16.38 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10319	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10319	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10319	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10208	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 10.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.74 years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10208	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 10.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.74 years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10208	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing Missing the FNMA subject condo approval, as required by the Selling Guide.			CPM not required; CONDO warranty form received; FNMA review Q; HO-6 required and previously provided.	05/29/2024
Qualifying DTI below max allowed. - Calculated DTI of 10.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.74 years on job.
																				B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10304	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Qualifying DTI below max allowed.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10304	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Qualifying DTI below max allowed.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10304	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700 Qualifying DTI below max allowed.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10058	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 6.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.6% is less than Guideline DTI of 45%
																				D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10058	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 6.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.6% is less than Guideline DTI of 45%
																				D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10058	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared by the lender: 2037 (all other alerts were cleared).			Prior comment is erroneous; alert #2037 was cleared on 5/29/2024.; Duplicate report provided; alert #2037 still hasn't been cleared.	05/31/2024
Borrower has stable job time - Borrower has 6.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.6% is less than Guideline DTI of 45%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10058	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCOM1228	Compliance	Other Rider is Missing	The IL Anti-Predatory Lending Database Certificate is missing (attachment to the mortgage; required for XXX).			IL APLDP received; property address and PIN matches; execution date was 5/14/2024.	05/30/2024
Borrower has stable job time - Borrower has 6.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.6% is less than Guideline DTI of 45%
																				D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10239	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.12 years on job.
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10239	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.12 years on job.
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10239	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $125.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). $125 Tract Search Fee added to Initial CD. No evidence of COC.
																	COC provided	05/09/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.12 years on job.
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10321	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection XXX is included in the open FEMA disaster declaration (XXX incident date); the appraiser didn't include commentary or confirm/deny the subject property was affected.
																	5/28/2024 updated appraisal received; commentary indicates there was no apparent damage.	06/10/2024
Borrower has stable job time - Borrower has 2.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%
																				C	A	C	A	B	A	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10321	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, reducing the sales price to $2,486,000, is missing.			The fully-executed PA addendum, reducing the sales price to XXX, was received.	06/10/2024
Borrower has stable job time - Borrower has 2.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%
																				C	A	B	A	B	A	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10321	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.94 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%
																				C	A	A	A	B	A	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10134	Guranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10134	Guranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10134	Guranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10086	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $25, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The tolerance is due to the increase Technology Fee from LE 3/15/2024 to final CD 5/28/2024.
																	PCCD dated 5/31/2024 provided; Exception resolved; PCCD dated 5/31/2024 provided; Exception resolved	06/12/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10086	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10086	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 29.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10276	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10276	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10276	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.78% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10300	Guaranteed Rate , Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10300	Guaranteed Rate , Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10300	Guaranteed Rate , Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10219	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.79% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10219	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.79% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10219	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.79% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10170	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 33.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 18.92 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10170	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 33.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 18.92 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10170	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The 24-month chain of title isn't reflected on the title commitment (note that the prior deed is insufficient as the prior sale was in 2023, so it won't cover the entire duration; also, this isn't reflected on a short-form or ALTA final title policy).  SFC  5/16/2024

Transaction history report provided in-lieu of the 24-month chain of title; the 8/2/2023 transfer was the only one in the most recent 24-months.; Duplicate title commitment received; although schedule A #4 reflects a transfer recorded on 8/2/2023, the separate 24-month chain of title is required to address whether there were any other transfers within the most recent 24-months.  Since there is no separate commentary, it is unknown; if you want to provide an email from the title officer, versus an updated commitment or supplement, that is acceptable (it needs to be traceable to XXX or XXX).
05/31/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 18.92 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10170	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)
There are three large deposits in the account ending in 6336, one for $50,000 on 4/11/2024 and two for $25,000 on 3/8/2024.  There is a gift letter from the borrower's mother for $100,000, but there is no evidence of the transfer of funds from the donor account (presumed to be one-in-the-same, but confirmation is needed).  SFC  5/16/2024

3/29/2024 XXX reflects 2 $25K withdrawals on 3/8/2024; 4/30/2024 statement reflects $50K withdrawal on 4/11/2024.  All transfers match the dates/amounts on the borrower's XXX statement.  The name on the account,  XXX (his mother), matches the $100K gift letter.  All required correlation documentation received.
05/24/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.06% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 18.92 years on job.
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XXX	RATE24J10336	Guaranteed Rate, Inc	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 18.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.01% is less than Guideline DTI of 45%
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XXX	RATE24J10336	Guaranteed Rate, Inc	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 18.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.01% is less than Guideline DTI of 45%
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XXX	RATE24J10336	Guaranteed Rate, Inc	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 18.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.01% is less than Guideline DTI of 45%
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XXX	RATE24J10072	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.04 years on job.
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XXX	RATE24J10072	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing Condo approval is Missing.			Duplicate CONDO warranty form received. CPM not required. FHLMC exempt (2-4 unit property); HO-6 not required (walls-in coverage included per master HOA policy); good through 11/21/2024.	06/06/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.04 years on job.
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XXX	RATE24J10072	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,393.37.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The $2,393.37 increase in discount points on the initial CD is failing tolerance testing due to the timing of the delivery of the initial CD. Please provide evidence of adequate delivery of the initial CD, or a lender cure in the amount of $2,393.37 is required.
																	Initial CD dated and signed 5/16/2024 provided; Exception resolved; Initial CD dated and signed 5/16/2024 provided; Exception resolved	06/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.04 years on job.
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XXX	RATE24J10072	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The file is missing an initial CD received or acknowledged by the borrower at least 3 days prior to consummation.
																	Initial CD dated and signed 5/16/2024 provided; Exception resolved; Initial CD dated and signed 5/16/2024 provided; Exception resolved	06/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.04 years on job.
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XXX	RATE24J10067	Guaranteed Rate, Inc	XXX	XXX	XXXX	MT	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 33.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.23 years on job.
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XXX	RATE24J10067	Guaranteed Rate, Inc	XXX	XXX	XXXX	MT	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 33.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.23 years on job.
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XXX	RATE24J10067	Guaranteed Rate, Inc	XXX	XXX	XXXX	MT	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 33.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.23 years on job.
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XXX	RATE24J10320	Guaranteed Rate, Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Borrower has stable job time - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.
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XXX	RATE24J10320	Guaranteed Rate, Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Borrower has stable job time - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.
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XXX	RATE24J10320	Guaranteed Rate, Inc., A Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Borrower has stable job time - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Comp factor.

Original LTV is Below the Guideline Maximum - Comp factor.
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XXX	RATE24J10273	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 7.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.05% is less than Guideline DTI of 45%
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XXX	RATE24J10273	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 7.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.05% is less than Guideline DTI of 45%
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XXX	RATE24J10273	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 7.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.05% is less than Guideline DTI of 45%
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XXX	RATE24J10147	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXX	RATE24J10147	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXX	RATE24J10147	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property	Please provide the settlement statement for departure residence - XXX to confirm mortgage with XXX is paid and shows sufficient net cash proceeds to consummate the purchase of the subject property.			Received settlement statement for departure residence - XXX to confirm mortgage with XXX was paid and shows sufficient funds to close. Exception Resolved.	05/01/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.64 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720
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XXX	RATE24J10334	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	finding-3540	Compliance	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. Mortgage notary date is 04/05, Final CD 04/04 signed by the borrower 04/06

Corrected mortgage provided resolves exceptin; Corrected mortgage provided resolves exceptin; The revised CD issued XXX was signed by borrowers XXX, however, the consummation reflects a notary date of XXX.; The revised CD issued XXX was signed by borrowers XXX, however, the consummation reflects a notary date of XXX. ; The revised CD issued XXX was signed by borrowers XXX, however, the consummation reflects a notary date of XXX.
05/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 18.13% is less than Guideline DTI of 45%
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XXX	RATE24J10334	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 18.13% is less than Guideline DTI of 45%
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XXX	RATE24J10334	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 18.13% is less than Guideline DTI of 45%
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XXX	RATE24J10271	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.74% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.94% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.9 years on job.
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XXX	RATE24J10271	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.74% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.94% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.9 years on job.
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XXX	RATE24J10271	Guaranteed Rate Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.74% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.94% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 2.9 years on job.
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XXX	RATE24J10171	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.71% is less than Guideline DTI of 45%
																				D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10171	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Cure Package provided downgraded exception to 2/B; TILA 130 Cure Required.  Refund in the amount of $25.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of the Credit Technology and Verification Fee from $150 to $175.  This fee increased from the LE dated 4/10/2024 to the Initial CD dated XXX. The file does not contain a valid COC for the increase of this fee.

05/29/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.71% is less than Guideline DTI of 45%
																				D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10171	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 05-01-2024 is after the Disbursement Date of XXX. Please provide evidence of insurance for the disbursement date.			4/30/2024 disbursement date; XXX policy period is 4/30/2024 - 4/30/2025.	05/17/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.71% is less than Guideline DTI of 45%
																				D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10189	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.79 years on job.
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XXX	RATE24J10189	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.79 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10189	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.33% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.79 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10095	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.37 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10095	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.37 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10095	Guaranteed Rate, Inc	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.37 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10205	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.95% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.92% is less than Guideline DTI of 45%
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XXX	RATE24J10205	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.95% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.92% is less than Guideline DTI of 45%
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XXX	RATE24J10205	Guaranteed Rate, Inc.	XXX	XXX	XXXX	SC	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.95% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.95% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.92% is less than Guideline DTI of 45%
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XXX	RATE24J10063	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FPRO8998	Property	No Property Findings	Informational					Borrower has stable job time - Borrower has 10.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10063	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 10.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10063	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The 24-month chain of title isn't reflected on the XXX commitment for title insurance; please provide from them (a prior grant deed in of itself isn't sufficient; this isn't reflected on the final title policy either).  SFC  5/16/2024

The 4/15/2024 chain of title guarantee addendum was received.; I used CTRL+F to search for "24 month" with no applicable results (all 1174 pages were reviewed); please provide the addendum you are referring to.
																		05/20/2024	Borrower has stable job time - Borrower has 10.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10063	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MI	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The HOI policy is missing (the RCE is imaged, as well as the HOI for the primary residence).
The RCE value is $573,663; the XXX policy was provided; 5/9/2024 - 5/9/2025 effective date; $756,429 total coverage; replacement cost loss settlement; both borrowers reflected; property address matches; annual premium matches (previously taken from final CD for inclusion in DTI).
																		05/17/2024	Borrower has stable job time - Borrower has 10.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10078	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Appraisal indicates subject is a PUD but there is no PUD Rider to the Mortgage.			The executed PUD rider was received; it has been sent to the settlement agent; the mortgage and PUD rider will be re-recorded.	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.63 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10078	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.63 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10078	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.63 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10275	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10275	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10275	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 39.31% exceeds AUS DTI of 36.15% .
The lender provided DU submission #6 with a DTI of 37.66%.  The audit DTI was 39.31% (now within 3% variance tolerance).  SFC  5/10/2024; 5/06/2024- The DTI variance is due to XXX -- the PITIA is $417.95.  The lender used $118.52 in rental income, which isn't supported by the 2023 schedule E.; DTI variance >3%, however less than overlays of max DTI 45%. ; The Lender used $2,008.79 per month from the B2's self-employed business. The Lender's income worksheet reflects 2023 depreciation used for qualifying in the amount of $94,736.00 vs. $24,973.00 used by Audit resulting in income of $552.71 per month. Additionally, the application and AUS reflect rental income of $118.92 for REO at XXX. 2023/2022 Schedule E's in file confirm there was no rental income. The calculation for this property actually resulted in a loss. Audit included the PITI payment of $417.95 in the DTI.; The Lender used $2,008.79 per month from the B2's self-employed business.  The Lender's income worksheet reflects 2023 depreciation used for qualifying in the amount of $94,736.00 vs. $24,973.00 used by Audit resulting in income of $552.71 per month.  Additionally, the application and AUS reflect rental income of $118.92 for REO at XXX.  2023/2022 Schedule E's in file confirm there was no rental income.  The calculation for this property actually resulted in a loss.  Audit included the PITI payment of $417.95 in the DTI.
																		05/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10184	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10184	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10184	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/27/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing The most recent 2-months or quarterly statement are missing for XXX (included on final DU/1008/1003).			The 1/31/2024 and 2/29/2024 statements were received for XXX; latter balance matches system.; The most recent 2-months or quarterly statement are missing for XXX (included on final DU/1008/1003).	05/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10286	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10286	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10286	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10055	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10055	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10055	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			; No longer required per OM.	04/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10323	Guaranteed Rate, Inc	XXX	XXX	XXXX	ID	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.19 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.78% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.78% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10323	Guaranteed Rate, Inc	XXX	XXX	XXXX	ID	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.19 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.78% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.78% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10323	Guaranteed Rate, Inc	XXX	XXX	XXXX	ID	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.66% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.19 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.78% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.78% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10158	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10158	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10158	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.32 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10162	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10162	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10162	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			Received copy of initial escrow disclosure from client on 05/23/24- exception resolved.; Initial Escrow Account Disclosure is Resolved	05/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.23% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 80%
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10229	Guaranteed Rate, Inc	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.18% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10229	Guaranteed Rate, Inc	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.18% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10229	Guaranteed Rate, Inc	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 56.18% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10124	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.58 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10124	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.58 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10124	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.58 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10116	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.01% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.01% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10116	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.01% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.01% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10116	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 51.01% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.01% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.25 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10216	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 12.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10216	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 12.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10216	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 12.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10231	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10231	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10231	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 5.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 75% exceeds Guideline HCLTV of 0% Invalid finding - There is a glitch on the Approval / Guidelines page. Escalated to XXX			Audited HLTV of 75% is less than or equal to Guideline HCLTV of 80%	05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $1068000 is greater than the Guideline Maximum Loan Amount of $0 Invalid finding - There is a glitch on the Approval / Guidelines page. Escalated to XXX			Audited Loan Amount of $1068000 is less than or equal to the Guideline Maximum Loan Amount of $1500000	05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 75% exceeds Guideline LTV of 0% Invalid finding - There is a glitch on the Approval / Guidelines page. Escalated to XXX			Audited LTV of 75% is less than or equal to Guideline LTV of 80%	05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 75% exceeds Guideline CLTV of 0% Invalid finding - There is a glitch on the Approval / Guidelines page. Escalated to XXX.			Audited CLTV of 75% is less than or equal to Guideline CLTV of 80%	05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 18.64% exceeds Guideline DTI of 0% Invalid finding - There is a glitch on the Approval / Guidelines page. Escalated to XXX			Audited DTI of 18.64% is less than or equal to Guideline DTI of 45%	05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10301	Guaranteed Rate, Inc	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Borrower has insufficient rental payment history of 3 months.

Per FNMA Guidelines B3-6-05 Rental Payment History requires six months cancelled checks, six months bank statements reflecting consistent payments, a direct verification of rent from a management company or individual landlord, or a copy of a current, fully executed lease agreement.
																	Confirmed the AUS does not require a housing rental history. Exception resolved. ; Housing History Meets Guideline Requirements	05/03/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $9,165.27.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $228.40, cure package: PCCD with LOE, copy of refund and proof of delivery or initial LE. The Transfer taxes $5227.40 increased on the CD issued 5/7/2024 without a valid reason.
																	initial LE provided resolved exception; initial LE provided resolved exception	05/29/2024	Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. The HOC dated 5/1/2024 is not dated within 3 business days of appl date 3/19/2024.
																	Homeownership counseling disclosure dated 3/22/2024 resolved exception; Homeownership counseling disclosure dated 3/22/2024 resolved exception	05/29/2024	Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. The LE dated 5/1/2024 is not dated within 3 business days of appl date 3/19/2024.
																	Initial LE provided resolved exception; Initial LE provided resolved exception	05/29/2024	Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10099	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). The SPL dated 5/1/2024 is not dated within 3 business days of appl date 3/19/2024.
																	WLSP dated 3/22/2024 resolved exception; WLSP dated 3/22/2024 resolved exception	05/29/2024	Borrower has stable job time - Borrower has 4.41 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10255	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10255	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10255	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The credit supplement, confirming the mortgage history through 4/2024, is missing (XXX last reported on 3/5/2024; XXX last reported on 2/29/2024).

5/30/2024 credit supplement received for XXX; history reflected through 5/2024; no late payments reflected.; 5/28/2024 credit supplement received; XXX last paid on 5/3/2024; no late payment reflected.  Still missing for XXX.; A duplicate copy of the XXX and XXX statements were received.  This finding can only be cleared with a credit supplement, or canceled checks, or bank statements reflecting the payments through April; FNMA requires the mortgage history be verified within 45-days of note by a third party.
																		05/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10255	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing The final CD or ALTA settlement statement for XXX, evidencing $260K minimum net proceeds, is missing.			The final CD for XXX, reflecting net proceeds of $354,681.88, was received.	05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10255	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1484	Credit	Asset 6 Does Not Meet Guideline Requirements	Asset 6 Does Not Meet Guideline Requirements The final CD or ALTA settlement statement for XXX, evidencing $260K minimum net proceeds, is missing.			The final CD for XXX, reflecting net proceeds of $354,681.88, was received.	05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10192	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.12% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.12% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.86% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10192	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.12% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.12% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.86% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10192	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.25 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.12% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.12% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 28.86% is less than Guideline DTI of 45%
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XXX	RATE24J10046	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10046	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,053.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 required: A refund in the amount of $67.60, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Mobile Notary fee $300.00 was added to the CD issued 4/26/2024 without a valid reason.

Cure package provided; fees changed exception resolved; Cure package provided; fees changed exception resolved; TILA 130 required: A refund in the amount of $67.60, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The Mobile Notary fee $300.00 was added to the CD issued 4/26/2024 without a valid reason.; This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,053.00) exceed the comparable charges ($2,714.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
06/05/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10046	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
The HOC dated 4/11/2024 is not within 3 business days of appl date of 3/27/2024. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
																	HOC dated 3/28/2024 resolved exception; HOC dated 3/28/2024 resolved exception	06/03/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10046	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
The LE dated 4/11/2024 is not within 3 business days of appl date of 3/27/2024. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Loan estimate dated 3/28/2024 resolved exception; Loan estimate dated 3/28/2024 resolved exception	06/03/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10046	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
The SPL dated 4/11/2024 is not within 3 business days of appl date of 3/27/2024. This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).
																	WLSP dated 3/28/2024 resolved exception; WLSP dated 3/28/2024 resolved exception	06/03/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.98% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.98% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10113	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 29.92 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10113	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 29.92 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10113	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to Mavent report, initial Loan application date is 0423/2024. Homeownership counseling organization disclosure is dated 05/03/2024 which exceeds the timing regulation.
																	HOC dated 4/26/2024 provided; exception resolved; HOC dated 4/26/2024 provided; exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 29.92 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10113	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation needed to clear exception. Per the Mavent in file, the initial CD was provided on 5/17/2024. Initial CD in file date is 5/20/2024, loan consummation and final CD is dated XXX and waiting period regulation was not met.

Initial CD XXX provided; exception resolved; Initial CD signed XXX provided; exception resolved; Initial CD dated XXX was not signed, provide proof the initial CD was received or viewed at least 3 days prior to consummation
																		06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 29.92 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10113	Guaranteed Rate, Inc	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to Mavent report, initial Loan application date is 4/23/2024. Initial LE is dated 5/1/2024 which exceeds the timing regulation.
																	Initial LE dated 4/26/2024 provided; exception resolved; Initial LE dated 4/26/2024 provided; exception resolved	06/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 29.92 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10224	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10224	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10224	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10277	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 15.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10277	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 15.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10277	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 15.51 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10267	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 4.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10267	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 4.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10267	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 4.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10151	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10151	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10151	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10307	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 11.39% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.05 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10307	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 11.39% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.05 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10307	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report
The lender provided an updated fraud report; all 4 high-alerts have been cleared.  SFC  5/9/2024; ; 5/6/2024- 2 High Alerts have not been cleared. ; 4/9/2024 DRIVE report provided; however, the following high-alerts have not been cleared:  4210-002 and 4200-001 (the other 2 were cleared).  SFC  5/6/2024
05/09/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 11.39% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.05 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10307	Guaranteed Rate, Inc.	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts			The lender provided an updated fraud report; all 4 high-impact alerts have been cleared. SFC 5/9/2024	05/09/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 11.39% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.05 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10316	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 26.98% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10316	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 26.98% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10316	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 26.98% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10279	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10279	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10279	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10154	Guaranteed Rate, Inc.	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 18.86 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10154	Guaranteed Rate, Inc.	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 18.86 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10154	Guaranteed Rate, Inc.	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 18.86 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10227	Guaranteed Rate, Inc.	XXX	XXX	XXXX	UT	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM3813	Compliance	Purchase Contract does not Match Final CD
The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)
12 CFR 1026.38(a)(3)(vii) The final CD reflects a purchase price $XXXX.  The purchase contract reflects an initial purchase price of $XXXX, Addendum #1 signed at 12:16 PM on 4.10.2024 reflects a purchase price of $XXXX and addendum #2 signed at 6:47 PM which reflects a purchase price of $XXXX.  Please provide executed addendum with the correct purchase price to XXX.

Addendum #8 received; sales price of XXX matches final CD; accepted/e-signed/dated by all parties.; Addendum #6, reducing the sales price toXXX, was e-signed/dated by all parties.  However, the seller chose a counter-offer.  Please provide counter-offer #7 for review.
06/11/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.98 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 22.37% is less than Guideline DTI of 45%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10227	Guaranteed Rate, Inc.	XXX	XXX	XXXX	UT	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.98 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 22.37% is less than Guideline DTI of 45%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10250	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10250	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10250	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.55 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10199	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.58% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10199	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.58% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10199	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.58% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1443	Credit	Asset 2 Expired
Asset 2 Expired The XXX statement for checking XXX and savings XXX is from 9/29/2023 (expired).  Please provide the most recent 60-days for review (reflecting sufficient funds for closing and reserves).

Sufficient assets for closing and reserves were documented in the file. The expired assets were not needed or used for closing. Exception resolved.; ; The final 1003 doesn't reflect any assets used, so the balance on LPA submission #7 was from an unknown source. The XXX statements from 9/2023 are the only assets in-file. Please provide the statements used for XXX and XXX from your LOX and LPA XXX and XXX.

05/31/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
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XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The XXX statement for checking XXX and savings XXX is from 9/29/2023 (expired).  Please provide the most recent 60-days for review (reflecting sufficient funds for closing and reserves).

Sufficient assets for closing and reserves were documented in the file. The expired assets were not needed or used for closing. Exception resolved. ; Sufficient assets for closing and reserves were documented in the file. The expired assets were not needed or used for closing. Exception resolved. ; The final 1003 doesn't reflect any assets used, so the balance on LPA submission #7 was from an unknown source. The XXX statements from 9/2023 are the only assets in-file. Please provide the statements used for XXX and XXX from your LOX and LPA XXX and XXX.

05/31/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. The XXX statement for checking XXX and savings XXX is from 9/29/2023 (expired).  Please provide the most recent 60-days for review (reflecting sufficient funds for closing and reserves).

Sufficient assets for closing and reserves were documented in the file. The expired assets were not needed or used for closing. Exception resolved.; The final 1003 doesn't reflect any assets used, so the balance on LPA submission #7 was from an unknown source. The XXX statements from 9/2023 are the only assets in-file. Please provide the statements used for CD XXX and XXX from your LOX and LPA XXX and XXX.

05/31/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10264	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	AZ	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE1442	Credit	Asset 1 Expired
Asset 1 Expired The XXX statement for checking XXX and savings XXX is from 9/29/2023 (expired).  Please provide the most recent 60-days for review (reflecting sufficient funds for closing and reserves).

Sufficient assets for closing and reserves were documented in the file. The expired assets were not needed or used for closing. Exception resolved.; The final 1003 doesn't reflect any assets used, so the balance on LPA submission #7 was from an unknown source.  The XXX statements from 9/2023 are the only assets in-file.  Please provide the statements used for CD XXX and XXX from your LOX and LPA XXX and XXX.
05/31/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.7 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10020	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10020	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 6.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10020	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10193	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10193	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10193	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.74 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10195	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 18.36% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10195	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 18.36% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10195	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 18.36% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10242	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 7.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10242	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 7.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10242	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 7.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10223	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.21 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10223	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.21 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10223	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $50.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50 is due to increase from $50 to $100 for the Credit Report Fee from the LE dated 4/17/2024 to dated XXX.  The file does not contain a COC to validate the increase.
																	Cure package provided downgrades exception a to a 2/B;	05/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.21 years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10156	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.14 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10156	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.14 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10167	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10167	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10167	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing The borrower's permanent resident alien card is missing; DU #7 not satisfied.
XXX's permanent resident alien card was received; country of birth is XXX; good through 11/21/2028.; DataVerify SSI verification received.  Copies of the front and back of XXX's permanent resident alien card are required per DU #7 (green card).
																		05/29/2024	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10326	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.59% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10326	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.59% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10326	Guaranteed Rate, Inc.	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE1332	Credit	Borrower 1 Paystubs Less Than 1 Month Provided	Borrower 1 Paystubs Less Than 1 Month Provided 1 paystub required.			Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved	05/03/2024
Borrower has stable job time - Borrower has 2.1 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.59% is less than Guideline DTI of 45%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10247	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.54 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10247	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.54 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10247	Guaranteed Rate, Inc., a Delaware Corporation	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.54 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10108	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.54 years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10108	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.54 years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10108	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.54 years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of 23.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10280	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($50.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($150.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $100.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Lender Credits in the amount of $100.00 decreased on the final XXX.  COC in file states the lender paying for the Appraisal Rush Fee for $100.00, Initial CD 5/13/2024 verifies lender paid fee but the FinalCD disclosed the borrower paying the Appraisal Rush Fee and lender credit dropped off.
																	Cure package provided; Exception downgraded to a 2/B; Cure package provided; Exception downgraded to a 2/B	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10280	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't reflect the required 24-month chain of title.  Please provide either a revised title commitment, supplement, or email from the title officer.
																	Chain of title reflected on the estimate of title fees page (104 of the original loan file); goes back to 10/31/2016.	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10280	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10203	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 17.93% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.2% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.72 years on job.
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XXX	RATE24J10203	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($903.00) exceed the comparable charges ($565.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required.  Refund in the amount of $281.50, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $281.50 is due to increase from $565.00 to $903.00 for the Recording Fees.  The file does not contain a valid COC for the increase of the Recording fee.

																	The COC provided resolved the exception; The COC provided resolved the exception	05/07/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 17.93% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.2% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.72 years on job.
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XXX	RATE24J10203	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1307400 is Less than Total Amount of Subject Lien $XXXX The supplement, correcting the policy amount reflected in #2b of schedule A, is missing.			Title Coverage Amount of $1336400 is equal to or greater than Total Amount of Subject Lien $XXXX; Title Coverage Amount of $1336400 is equal to or greater than Total Amount of Subject Lien $XXXX	05/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 17.93% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.2% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.72 years on job.
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XXX	RATE24J10085	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.48% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.57 years on job.
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10085	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.48% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.57 years on job.
																				D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10085	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing the declarations page for the hazard policy, unable to determine the dwelling coverage amount.
4/19/2024 disbursement date; $568,116 required coverage per previously imaged RCE; ASIC binder = 4/19/2024 - 4/19/2025; $1518 annual premium matches the system; $568,000 dwelling coverage + 25% increase per addendum (referenced as "increased replacement cost coverage" on page 2 of the binder  = $710,000 total coverage.; The actual binder, confirming the coverage details, is missing (only the premium notice and replacement cost estimate are in-file).; Missing the declarations page for the hazard policy. Only the premium notice was provided in the file.
05/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.48% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.57 years on job.
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XXX	RATE24J10085	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MD	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $0 is less than required coverage required
4/19/2024 disbursement date; $568,116 required coverage per previously imaged RCE; ASIC binder = 4/19/2024 - 4/19/2025; $1518 annual premium matches the system; $568,000 dwelling coverage + 25% increase per addendum (referenced as "increased replacement cost coverage" on page 2 of the binder  = $710,000 total coverage.; The actual binder, confirming the coverage details, is missing (only the premium notice and replacement cost estimate are in-file).; Due to missing the hazard declarations page, Audit is unable to determine the coverage amount on the subject property.
05/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.48% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.57 years on job.
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XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
Documentation required to cure: Please provide Initial LE issued 3/27/24 and all subsequent LE and COCs for testing. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $18,505.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Initial LE, service provider list and COC provided resolved exception; Initial LE, service provider list and COC provided resolved exception	05/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
Documentation required to cure: Please provide Initial LE issued 3/27/24 and all subsequent LE and COCs for testing. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE, service provider list and COC provided resolved exception; Initial LE, service provider list and COC provided resolved exception	05/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
Documentation required to cure: Please provide Initial LE issued 3/27/24 and all subsequent LE and COCs for testing. This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,033.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																	Initial LE, service provider list and COC provided resolved exception; Initial LE, service provider list and COC provided resolved exception	05/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10169	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
Documentation required to cure: Please evidence WLSOP provided within three days of application.  This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).
																	Initial LE, service provider list and COC provided resolved exception; Initial LE, service provider list and COC provided resolved exception	05/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10322	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing the 12-month payment history for mortgage with XXX, as required by DU.
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Not required. exception resolved. ; The note date was XXX, so evidence the April 2024 payment was made is required (all other months reflected with the provided documentation; note that the assets are last reported in 3/2024, so they cannot be used to clear the finding either).
																		06/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.1 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10322	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.1 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10322	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.1 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10322	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.1 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10177	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.61 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10177	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.61 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10177	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.61 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10243	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 8.63 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 33.61% is less than Guideline DTI of 45% Comp factor.
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XXX	RATE24J10243	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 8.63 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 33.61% is less than Guideline DTI of 45% Comp factor.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10243	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page five (5) of sixteen (16) of the Mortgage was not found in the loan file.			The IL APLDP and 16 page mortgage was received. SFC 5/9/2024	05/09/2024
Borrower has stable job time - Borrower has 8.63 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 33.61% is less than Guideline DTI of 45% Comp factor.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10311	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per FNMA selling guide, mortgage history must be within 45-days of note; the credit supplement is missing (XXX last reported on 3/5/2024; XXX last reported on 3/4/2024).
																	5/29/2024 email received; XXX statement reflects the 4/2024 payment with no late fees; the XXX statement reflects the 3/2024 payment with no late fees (next due 7/1/2024).	06/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.07 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10311	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX CA is a non-disclosure state, so the policy amounts aren't reflected on the preliminary title report.  The lender supplement is missing, as well as the short-form or ALTA title policy.
																	The ALTA loan policy was received; $1,312,500 amount of insurance (matches).	06/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.07 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10311	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. There's no evidence of a CD prior to XXX in the loan file dated/received 3 business days prior to consummation dated XXX.
																	initial CD provided resolved exception; initial CD provided resolved exception	05/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.07 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10311	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing The patriot act disclosure, completed by the escrow officer during closing, is missing.			Patriot Act form received; XXX ID checked; good through 5/4/2026.	05/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.07 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10081	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.08 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.6% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.6% is less than Guideline CLTV of 80%
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XXX	RATE24J10081	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 3.08 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.6% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.6% is less than Guideline CLTV of 80%
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XXX	RATE24J10188	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 27.53 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 17.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.3% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.3% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10188	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 27.53 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 17.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.3% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.3% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10188	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Missing the 2023 & 2022 W-2 transcripts, as required by the lender guidelines.			4/9/2024 1040 transcripts received for 2020, 2021, and 2022 (2023 = no record).	05/29/2024
Borrower has stable job time - Borrower has 27.53 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 17.53% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.3% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.3% is less than Guideline LTV of 80%
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XXX	RATE24J10282	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 18.81% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10282	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 18.81% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10282	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 18.81% is less than Guideline DTI of 45%
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XXX	RATE24J10282	Guaranteed Rate, Inc.	XXX	XXX	XXXX	HI	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction			Purchase is considered to be an Arm's Length Transaction, or Not Applicable	04/25/2024
Borrower has stable job time - Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of 18.81% is less than Guideline DTI of 45%
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XXX	RATE24J10096	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 45

Qualifying DTI below max allowed. - Calculated DTI of 28.41% is less than Guideline DTI of 720%

Borrower has stable job time - Borrower has 2.73 years on job.
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XXX	RATE24J10096	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 45

Qualifying DTI below max allowed. - Calculated DTI of 28.41% is less than Guideline DTI of 720%

Borrower has stable job time - Borrower has 2.73 years on job.
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XXX	RATE24J10096	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 45

Qualifying DTI below max allowed. - Calculated DTI of 28.41% is less than Guideline DTI of 720%

Borrower has stable job time - Borrower has 2.73 years on job.
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XXX	RATE24J10142	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXX	RATE24J10142	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXX	RATE24J10142	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.38% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXX	RATE24J10087	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 6.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.87% is less than Guideline DTI of 45%
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XXX	RATE24J10087	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 6.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.87% is less than Guideline DTI of 45%
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XXX	RATE24J10087	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 6.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.87% is less than Guideline DTI of 45%
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XXX	RATE24J10298	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 10.98 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10298	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 10.98 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10298	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 10.98 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10128	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required to clear: Please provide the initial CD issued XXX for testing.  This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.7 years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10128	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required: Cure of $54.95 required for addition of Verification of employment fee added to Final CD issued XXX without valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.  This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $54.95.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.7 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10128	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.7 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10128	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.7 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10186	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10186	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10186	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10160	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.29% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.29% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
																				B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	RATE24J10160	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.29% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.29% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
																				B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	RATE24J10160	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Seller counter offer #1 isn't signed/dated by the borrowers ($1.485MM); buyer counter offer #1 (should be labeled as counter offer #2, as it was in response to the sellers) isn't signed/dated by the sellers ($1.48MM); the fully-executed addendum reducing the price to $1.435MM is missing; the addendum adding the $15K seller concession is missing.  SFC  5/13/2024

; Buyer counter offer #1, reducing the price to $1.48MM is e-signed by all parties; the addendum reducing the price to $1.435MM and adding the seller credit of $15K is e-signed by all parties (via amended escrow instructions).
06/14/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.29% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.29% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
																				B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXX	RATE24J10163	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 5.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10163	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 5.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10163	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 5.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10048	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. The LE issued 4/18/2024 is not within 3 business days of appl date 4/9/2024.
																	Initial LE dated 4/11 provided; Exception resolved; Initial LE dated 4/11 provided; Exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.75 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10048	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). The SPL issued 4/18/2024 is not within 3 business days of appl date 4/9/2024.
																	Initial SSPL dated 4/11 provided; Exception resolved; Informational	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.75 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10048	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
The HOC issued 4/18/2024 is not within 3 business days of appl date 4/9/2024. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
																	HOC dated 4/11/2024 provided; exception resolved; HOC dated 4/11/2024 provided; exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.75 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10048	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.75 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10048	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.75 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10182	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 14.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10182	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 14.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10182	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 14.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10054	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing copy of XXX Policy.			5/23/2024 note date; 5/23/2024 - 5/23/2024 policy effective dates; $1.5MM coverage with guaranteed rebuilding cost coverage; parties and property address matches; monthly premium matches.	06/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10054	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10054	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 32.61% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10013	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10013	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10013	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10090	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.31% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10090	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.31% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10090	Guaranteed Rate, Inc.	XXX	XXX	XXXX	OR	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.87 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 31.31% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10010	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.36 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10010	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.36 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10010	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE1285	Credit	Borrower 2 IRS Transcripts Do Not Match Income Docs	Borrower 2 IRS Transcripts Do Not Match Income Docs Income reported on page 1 of Schedule E for rental income reported in 2021 for XXX also does not match IRS Tax Transcript.			Corrected 2021 and 2022 1040's received; matches IRS transcripts.	06/03/2024	Borrower has stable job time - Borrower has 3.36 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10010	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE7124	Credit	Borrower 1 IRS Transcripts Do Not Match Income Docs
Borrower 1 IRS Transcripts Do Not Match Income Docs Multiple entries on personal tax returns from both 2021 and 2022 do not match IRS Tax Transcripts for same years. K-1 earnings from 1120-S do not agree with what were reported on Schedule E of 1040s.  Income reported on page 1 of Schedule E for rental income reported in XXX also does not match IRS Tax Transcript.
																	Corrected 2021 and 2022 1040's received; matches IRS transcripts.; Corrected 2022 1040 received; matches the IRS transcripts.	06/03/2024	Borrower has stable job time - Borrower has 3.36 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10010	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $846221 is Less than Total Amount of Subject Lien $XXXX			ALTA loan policy received; amount of insurance is $906,666 (matches note).	06/03/2024	Borrower has stable job time - Borrower has 3.36 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10293	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.45% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.64 years on job.
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XXX	RATE24J10293	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.45% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.64 years on job.
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XXX	RATE24J10293	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.45% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.64 years on job.
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XXX	RATE24J10180	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.05 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%
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XXX	RATE24J10180	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.05 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%
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XXX	RATE24J10180	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.05 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%
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XXX	RATE24J10146	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.38 years on job.
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XXX	RATE24J10146	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.38 years on job.
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XXX	RATE24J10146	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 28.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.38 years on job.
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XXX	RATE24J10278	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The  preliminary title policy is missing a 24-month chain of title unable to determine if the title had transferred with in the last 24 months. Please provide a 24month chain of title.
																	Updated title commitment received; 24-month chain provided.	06/11/2024
Borrower has stable job time - Borrower has 12.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10278	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 12.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10278	Guaranteed Rate, Inc.	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 12.93 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.83% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10107	Guaranteed Rate, Inc	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10107	Guaranteed Rate, Inc	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10015	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete
The Final 1003 is Incomplete The Final 1003 lists the work start date as 1/03/1966, and the Borrowers date of birth is listed asXXX, which makes the start date incorrect.  Additionally, the loan was approved as a purchase of a primary residence but the 1003 list the first two REO properties as the Borrowers primary home.

Corrected 1003 signed/dated on 5/21/2024.; LOX received.  Yes, all requested corrections were made.  It just needs to be signed by Patrick (see prior comment).; 1003 received; the start date and REO section was corrected.  However, the borrower must e-sign the corrections.  Please make sure page 6 is signed/dated by Patrick.
06/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.63% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 58.41 years on job.
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XXX	RATE24J10015	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.63% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 58.41 years on job.
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XXX	RATE24J10015	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.63% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 58.41 years on job.
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $1057.50, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. There is no COC date in file to validate date the rate lock was extended This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14,782.17.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

LE and COC dated 5/6 provided resolved exception; LE and COC dated 5/6 provided resolved exception; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,057.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
05/31/2024
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Initial application date is 4/15/2024, however the homeownership counseling disclosure was dated 4/26/2024 which is more than 3 general business days after the application date
																	Homeownership counseling disclosure dated 4/17/2024 provided resolved the exception; Homeownership counseling disclosure dated 4/17/2024 provided resolved the exception	05/31/2024
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
Initial LE in file dated 4/26/2024 is more than 3 general business days after application date of 4/15/2024 This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE dated 4/17/2024 provided resolved the exception; Initial LE dated 4/17/2024 provided resolved the exception	05/31/2024
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10129	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
Initial application date is 4/15/2024, however the WLSP wasnt sent to borrower until 4/26/2024 This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).
																	WLSP dated 4/17/2024 provided resolved the exception; WLSP dated 4/17/2024 provided resolved the exception	05/31/2024
Borrower has stable job time - Borrower has 2.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.01% is less than Guideline DTI of 45%
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XXX	RATE24J10053	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 18.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.8% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10053	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 18.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.8% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10053	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 18.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.8% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXX	RATE24J10053	Guaranteed Rate, Inc.	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The mortgage payment history for XXX is outdated (not included on the 5/10/2024 credit supplement with XXX; last reported on 2/29/2024).
																	4/1/2024 payment reflected on XXX statement; no late fees reflected.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	06/06/2024
Borrower has stable job time - Borrower has 18.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 20.8% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10051	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 16.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10051	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 16.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10051	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 16.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10252	Guaranteed Rate, Inc.	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10236	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 30.7% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.55 years on job.
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XXX	RATE24J10236	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 30.7% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.55 years on job.
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XXX	RATE24J10236	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 30.7% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.55 years on job.
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XXX	RATE24J10215	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 6.86 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.71% is less than Guideline DTI of 45%
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XXX	RATE24J10215	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 6.86 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.71% is less than Guideline DTI of 45%
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XXX	RATE24J10215	Guaranteed Rate, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 6.86 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.71% is less than Guideline DTI of 45%
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XXX	RATE24J10234	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.52% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.1 years on job.
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XXX	RATE24J10234	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.52% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.1 years on job.
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XXX	RATE24J10234	Guaranteed Rate, Inc.	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.52% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.1 years on job.
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XXX	RATE24J10060	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 53.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 14.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.13% is less than Guideline CLTV of 80%
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XXX	RATE24J10060	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 53.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 14.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.13% is less than Guideline CLTV of 80%
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XXX	RATE24J10060	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 53.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 14.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.13% is less than Guideline CLTV of 80%
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XXX	RATE24J10144	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10144	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10144	Guaranteed Rate, Inc	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10106	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10106	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10106	Guaranteed Rate, Inc.	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 31.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10266	Guaranteed Rate Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 7.76 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10266	Guaranteed Rate Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 7.76 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10266	Guaranteed Rate Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 7.76 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10174	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing the 3rd party fraud tool, as required by lender's guidelines.			DataVerify report confirms the SSN is correct; SAM report = none; 5/20/2024 DRIVE report received; all 3 high alerts were cleared by the lender.	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10174	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10174	Guaranteed Rate, Inc.	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10026	Guaranteed Rated, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10026	Guaranteed Rated, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10026	Guaranteed Rated, Inc.	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 746 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.98 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10027	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			IEADS provided; exception resolved; Initial Escrow Account Disclosure is Resolved	06/10/2024	Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10027	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10027	Guaranteed Rate, Inc.	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.47 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10073	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10073	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10073	Guaranteed Rate, Inc	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 5.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10143	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 4.42 years on job. comp factor	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10143	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 4.42 years on job. comp factor	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10143	GR Affinity, LLC i/l/t/l/n Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NY	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing FNMA CPM search is not in the file to show that the condo project is approved.			The lender provided their CONDO warranty form (FNMA review type R). SFC 5/10/2024	05/10/2024	Borrower has stable job time - Borrower has 4.42 years on job. comp factor	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10039	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.33% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.33% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10039	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1858	Credit	First time Home-Buyer but Mtg on credit history	The loan is in compliance with all applicable laws and regulations.			B1 is a FTHB and B2 is not a FTHB. Exception Resolved. ; B1 is a FTHB and B2 is not a FTHB. Invalid. Exception resolved.	05/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.33% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.33% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10039	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing
Third Party Valuation Product not Provided to Support Origination Appraised Value. The appraisal value used at the time of origination was $XXXX. The CDA is showing the appraised value at $XXXX with CDA Value to Appraisal Value ratio of 0:0%.  A corrected CDA is required with the correct appraisal value of $XXXX.
																	5/7/2024 ClearCapital CDA received with $1.42MM value (low risk; no additional review recommended; 0.0% variance). SFC 5/7/2024; The DCA value is within 10% of the appraised value. Exception resolved.	05/07/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.33% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.33% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10039	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing Patriot Act Form for Borrower 1 is missing ID expiration date			Signed and notarized Patriot Act documentation is provided. ; Borrower 1 Citizenship Documentation Provided or Not Required	05/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.33% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.33% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10196	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 3.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10196	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10196	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 3.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10135	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.07 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10135	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.07 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10135	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Cured	finding-651	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,179,846.42. The disclosed finance charge of  $1,179,361.42 is not considered accurate because it is understated by more than $100.

Cure package provided 60 days of discovery downgrades the exception to a 2/B; The fees included in the mavent in file are the exact same fees the review determined were finance charges, however the disclosed amount on the CD as indicated in the Mavent did not match what was disclosed to the borrower on the CD which is why it was under disclosed. They would be required to provide a cure package which includes PCCD, LOE, copy of check and proof of delivery; Per the lenders compliance report in file the finance charges included are $485.00 underdisclosed.  Please provide the borrowers funding PCCD to accurately calculate the finance charges.
																		05/22/2024	Borrower has stable job time - Borrower has 5.07 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10056	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing Missing a signed final 1003 for the borrower.			; The final 1003 was received; signed/dated on 4/19/2024.	06/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10056	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			Initial Escrow Account Disclosure is Resolved	06/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10056	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10102	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MO	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 19.01 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10102	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MO	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 19.01 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10102	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MO	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No CE findings. The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 19.01 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10074	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10074	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10074	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 5.62 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10289	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing evidence for transfer of gift funds in the amount of $200,000.00 to the borrower or to the closing agent as required per guidelines.
The lender provided evidence of receipt for the gift funds in the amount of $200K.  SFC  5/6/2024; Borrower's received $200,000.00 gift funds for the purchase of the subject transaction. AUS and guidelines require proof of the transfer of gift funds. The final CD does not reflect the gift funds however The Master Final Settlement Statement dated 4.5.2024 reflects the gift funds, however, the document is not signed or stamped by the closing agent. Please provide final signed CD confirming the gift funds. ; Asset Qualification Does Not Meet Guideline Requirements Final settlement statement reflects 200K gift (78), however, it is not stamped or signed.; Asset Qualification Does Not Meet Guideline Requirements Final settlement statement reflects 200K gift (78), however, it is not stamped or signed.; Asset Qualification Meets Guideline Requirements; Borrower's received $200,000.00 gift funds for the purchase of the subject transaction. AUS and guidelines require proof of the transfer of gift funds. The final CD does not reflect the gift funds. The Master Final Settlement Statement dated 4.5.2024 reflects the gift funds, however, the document is not signed or stamped by the closing agent.; Borrower's received $200,000.00 gift funds for the purchase of the subject transaction. AUS and guidelines require proof of the transfer of gift funds. The final CD does not reflect the gift funds. The Master Final Settlement Statement dated 4.5.2024 reflects the gift funds, however, the document is not signed or stamped by the closing agent.; Borrower's received $200,000.00 gift funds for the purchase of the subject transaction.  AUS and guidelines require proof of the transfer of gift funds.  The final CD does not reflect the gift funds.  The Master Final Settlement Statement dated 4.5.2024 reflects the gift funds, however, the document is not signed or stamped by the closing agent.  ; .; .; .; .; .
05/06/2024
Borrower has stable job time - Borrower has 5.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.06% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10289	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 5.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.06% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10289	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 5.63 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.06% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10201	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 12.13 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10201	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 12.13 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10201	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE1470	Credit	Asset 4 Missing	Asset 4 Missing The associated statement for XXX, confirming the balance of $138,147 used in qualification, is missing; document per LP #FAR0124.			Document Uploaded. Verification for XXX provided, confirming the balance of $138,147 used in qualification as required per LP #FAR0124.	05/01/2024	Borrower has stable job time - Borrower has 12.13 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10038	Guaranteed Rate Affinity, LLC., A Delaware Limited Liability Company	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.94% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 22.6 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10038	Guaranteed Rate Affinity, LLC., A Delaware Limited Liability Company	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.94% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 22.6 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10038	Guaranteed Rate Affinity, LLC., A Delaware Limited Liability Company	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert
Proeprty is new construction acceptable to use 1.5% of purchase price for property taxes for 1,982.09/month. Exception Resolved. ; Property Tax Cert Provided; Loan file is missing a Property Tax Cert or other documentation to support amount of property taxes used by the lender for the subject property located at XXX.  XXX Statement of Taxes, Property Tax Estimator and title commitment all reflect differing amounts and none match more conservative amount used by the lender.
05/01/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.94% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 22.6 years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10125	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The VVOE, within 10-business days of note, is missing (DU #15 not satisfied; CTRL+F search conducted prior finding being added).			5/23/2024 note date; 5/22/2024 standard VVOE received; active.	06/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.87 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10125	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The VVOE, within 10-business days of note, is missing (DU #15 not satisfied; CTRL+F search conducted prior finding being added).			5/23/2024 note date; 5/21/2024 TWN VVOE received; active as of 5/17/2024.	06/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.87 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10125	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 28.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.87 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10125	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NH	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 28.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.87 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10012	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 22.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 823 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10254	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. XXX and XXX were last reported in 2/2024. Please provide a supplement for history through 4/2024.
Credit supplement received for XXX and XXX; no late payments reflected; statement for XXX reflects 4/2024 payment and no late fees.; Duplicate XXX transfer and mortgage statement, and XXX mortgage statement received.  FNMA requires the mortgage history be reported by a third party within 45-days of note.  This finding can only be cleared with (1) a credit supplement, (2) canceled checks, or (3) bank statements reflecting the mortgage payments being made [for both accounts].
06/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.68% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.27% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.81 years on job.
																				D	B	D	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10254	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required - Refund in the amount of $50, cure package requires PCCD, LOE, a copy of the refund check, and proof of delivery, and/or valid COC.  The Appraisal fee increased on the Initial CD dated 5/7/2024 from $625 to $675 without a valid COC.

Received copy of PCCD dated 05/13/24, LOE, Copy of refund check and proof of delivery from client for testing. Applied PCCD and completed TRID testing. Exception cured.; Received copy of PCCD dated 05/13/24, LOE, Copy of refund check and proof of delivery from client for testing. Applied PCCD and completed TRID testing. Exception cured.
05/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.68% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.27% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.81 years on job.
																				D	B	D	B	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10254	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. The ClearCapital CDA, supporting the value used in qualification, is missing.			$1.9MM value used in qualification; 4/2/2024 ClearCapital CDA received; same value; moderate risk; no additional review recommended.	05/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.68% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.27% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.81 years on job.
																				D	B	D	A	D	A	D	A	D	B	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10254	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The 4/24/2024 TWN VVOE isn't within 10-business days of note (it's 12-days). Please provide a TWN or standard VVOE within 10-business days.			5/22/2024 TWN VVOE received for XXX (8-days from note); active employment confirmed.	05/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.68% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.27% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.81 years on job.
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XXX	RATE24J10037	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 2.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 45%
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XXX	RATE24J10037	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 2.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 45%
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XXX	RATE24J10037	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 2.27 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 45%
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XXX	RATE24J10228	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original LTV is Below the Guideline Maximum - Calculated LTV of 64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10228	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of 64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10228	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of 64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 22.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10049	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.1% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.13% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.1% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.19 years on job.
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XXX	RATE24J10049	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.1% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.13% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.1% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.19 years on job.
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XXX	RATE24J10049	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.1% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.13% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.1% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.19 years on job.
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XXX	RATE24J10088	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - within tolerance. Borrower has stable job time - Confirmed with VOE in file. page 619	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10088	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - within tolerance. Borrower has stable job time - Confirmed with VOE in file. page 619	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10088	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - within tolerance. Borrower has stable job time - Confirmed with VOE in file. page 619	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10101	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10101	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10101	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10101	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM1234	Compliance	The Final 1003 is Not Executed	The Final 1003 is Not Executed The signature page of the final 1003 is blank (no signatures or dates reflected). SFC 5/10/2024			The final 1003 was received; borrower 1 e-signed/dated on 5/24/2024; borrower 2 e-signed/dated on 5/17/2024.	05/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10324	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.63% is less than Guideline LTV of 80%
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XXX	RATE24J10324	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.63% is less than Guideline LTV of 80%
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XXX	RATE24J10324	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing Missing the condo project approval for the subject property, as required by the FNMA Selling Guide.			Completed CONDO warranty form received; FNMA type Q.	05/27/2024
Borrower has stable job time - Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.63% is less than Guideline LTV of 80%
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XXX	RATE24J10191	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 28.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.6% is less than Guideline DTI of 45%
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XXX	RATE24J10191	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 28.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.6% is less than Guideline DTI of 45%
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XXX	RATE24J10191	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	WI	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 28.97 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.6% is less than Guideline DTI of 45%
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XXX	RATE24J10133	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10133	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10133	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXX	RATE24J10045	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	UT	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.97% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.97% is less than Guideline LTV of 80%
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XXX	RATE24J10045	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	UT	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.97% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.97% is less than Guideline LTV of 80%
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XXX	RATE24J10045	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	UT	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.97% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.97% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10233	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.82 years on job.
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XXX	RATE24J10233	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.82 years on job.
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XXX	RATE24J10233	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 733 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.82 years on job.
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XXX	RATE24J10021	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 16.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10021	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 3.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 16.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10021	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/08/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $226.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $226.70: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increases and additions of the following fees payable to the Lender's Affiliate:

Lender's Title Insurance Policy increased from $2,995 to $3,009
Notice of Settlement Fee for $40 was added
Recording Service Fee for $15 was added
Title - Service Fee for $50 was added
Title - Tax Assessments and Utilities for $46.20 was added
Title - Transaction Mgmt Platform Fee for $20 was added
Title - Upper Court Fee increased from $48 to $56
Title Abstract/Search increased from $100 to $127
Title Courier Fee increased from $25 to $31.50

The file does not contain a valid COC for the increases/additions of these fees.

Lender Response:  All fees are in Section C which does not have a tolerance.  Condition would be valid if the fees were listed in Section B.
Review - Agreed, exception resolved; Lender Response:  All fees are in Section C which does not have a tolerance.  Condition would be valid if the fees were listed in Section B.
Review - Agreed, exception resolved
05/13/2024
Borrower has stable job time - Borrower has 3.84 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 16.96% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10008	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.48 years on job.
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XXX	RATE24J10008	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.48 years on job.
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XXX	RATE24J10008	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.48 years on job.
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XXX	RATE24J10325	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 16.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
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XXX	RATE24J10325	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 16.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
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XXX	RATE24J10325	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert
Missing Property Tax Cert Tax and Insurance Information Sheet does not match property taxes for the subject property used for qualifying.  Please provide documentation to support property taxes used by lender.

The escrow waiver includes the following clarifications:  $3153.96 (county taxes) + $541.08 (city taxes) + $10,638.24 (school taxes) = $14,333.28.  This matches the UW commentary with the 1008; the millage rates are reflected on the 4/4/2024 property tax certification, which was used by the lender (note that the school taxes match said certification).
05/17/2024
Borrower has stable job time - Borrower has 16.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%
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XXX	RATE24J10283	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.5% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 12.81 years on job.
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XXX	RATE24J10283	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.5% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 12.81 years on job.
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XXX	RATE24J10283	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.5% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 12.81 years on job.
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XXX	RATE24J10245	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 16.26% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%
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XXX	RATE24J10245	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 16.26% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%
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XXX	RATE24J10245	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided The required 24-month chain of title is missing. SFC 5/10/2024			The lender provided a copy of the grant deed from the prior sale; it was not within the most recent 24-months. SFC 5/16/2024	05/16/2024
Qualifying DTI below max allowed. - Calculated DTI of 16.26% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 19.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.42% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.42% is less than Guideline CLTV of 80%
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XXX	RATE24J10185	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 12.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.26% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.26% is less than Guideline CLTV of 80%
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XXX	RATE24J10185	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 12.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.26% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.26% is less than Guideline CLTV of 80%
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XXX	RATE24J10185	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 12.84 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.26% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.26% is less than Guideline CLTV of 80%
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XXX	RATE24J10052	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.67 years on job.
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XXX	RATE24J10052	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.67 years on job.
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XXX	RATE24J10052	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 724 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.67 years on job.
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XXX	RATE24J10318	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 10.63% is less than Guideline DTI of 45% Comp factor.

Borrower has stable job time - Borrower has 32.59 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Comp factor.
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XXX	RATE24J10318	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 10.63% is less than Guideline DTI of 45% Comp factor.

Borrower has stable job time - Borrower has 32.59 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Comp factor.
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XXX	RATE24J10318	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 10.63% is less than Guideline DTI of 45% Comp factor.

Borrower has stable job time - Borrower has 32.59 years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700 Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10256	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10256	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10256	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	MA	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10249	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.25 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10249	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.25 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10249	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing VOE dated within 10 days of closing, as required by DU.			The notary date was 4/27/2024 and the disbursement date was 5/3/2024. The 4/25/2024 TWN VVOE was provided (active status; within 10-business days of both). SFC 5/15/2024	05/16/2024	Borrower has stable job time - Borrower has 6.25 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10249	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing VOE dated within 10 days of closing, as required by DU.			; The notary date was 4/27/2024 and the disbursement date was 5/3/2024. The 4/26/2024 TWN VVOE was provided (active status; within 10-business days of both). SFC 5/15/2024	05/16/2024	Borrower has stable job time - Borrower has 6.25 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10042	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10042	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10042	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10309	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 9.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.79% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10309	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 9.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.79% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10309	Guaranteed Rate Affinity, LLC., a Delaware Limited Liability Company	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The last reporting date for the XXX 1st and 2nd was 3/2024.  There isn't a supplement in-file confirming the history through 4/2024.
																	Two credit supplements received; XXX was laid paid on 4/26/2024; XXX was last paid on 5/16/2024; no late payments reflected on either supplement.	05/23/2024
Borrower has stable job time - Borrower has 9.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.79% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10161	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 17.34 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.96% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.96% is less than Guideline CLTV of 80%
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XXX	RATE24J10161	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 17.34 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.96% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.96% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10127	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10127	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10127	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	FL	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 12.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10226	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.8 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10226	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.8 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10226	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	VA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.8 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10018	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 13.56 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10018	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 13.56 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10018	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Cure packaged provided, exception downgraded to a 2/B; ; TILA 130b Cure Required.  Refund in the amount of $25.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $25.00 is due to increase from $150 to $175 for the Credit Technology and Verification Fee from the LE dated 4/8/2024 to dated CD 4/16/2024 without a valid COC.
																		05/09/2024	Borrower has stable job time - Borrower has 13.56 years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10084	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10084	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10084	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10035	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared by the lender on the 5/22/2024 DRIVE report (the other 2 were cleared):  3000-4501 (both borrowers; SSN has not be issued by the SSA or SSN was issued by the SSA after 6/2011) and 4210-002 (all of the required participants have not been input).

6/10/2024 DRIVE report received; all 4 high alerts have been cleared.; 5/22/2024 DRIVE report received; #3000-4501 and #4210-002 still aren't cleared (2nd and 3rd alert reflected; 1 & 4 are already cleared).
06/11/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.23 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10035	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	FEMA-XXX incident and disaster declaration dates were prior the appraisal effective date, but there is no commentary from the appraiser in the report regarding the disaster or impact to the property.			6/10/2024 revised appraisal received; no damage found per appraiser.	06/11/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.23 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10035	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.23 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.47% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10157	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 5.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.22% is less than Guideline DTI of 45%
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XXX	RATE24J10157	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 5.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.22% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10157	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 5.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.22% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10036	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.01 years on job.	D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10036	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided The title commitment, dated 3/14/2024, does not include a 24-month chain-of-title.
A duplicate copy of the title commitment, grant deed, and statement from the title agent were provided; the only transfer in the past 24-months was recorded on 1/8/2020.; 5/6/2024- 24 month chain of title not provided.  Exception Remains.
																		05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.01 years on job.	D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10036	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $100.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $100 is due to the addition of the appraisal rush fee without a valid COC. The fee appears to have been added on the CD dated XXX but the invoice was received well before the initial LE was sent to the borrower
																	Cure package provided downgrades exception to a grade 2/B	05/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.01 years on job.	D	B	D	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10312	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10312	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10312	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10240	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.33 years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10240	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)
FEMA confirms a Major Disaster Declaration declared on XXX:  Illinois Severe Storms and Flooding (XXX) reflect Individual assistance for the subject property in XXX.  The disaster occurred within the 6 month look back period prior to the appraisal.   Missing narrative in the appraisal there was no damage to the subject property.

Appraisal/collateral QC summary received; the appraiser did not include commentary that there were issues with the property.  For past FEMA disasters, it is not necessary to specifically address it within the appraisal.  It is only necessary to obtain a PDI between closing/disbursement and investor purchase.
																		05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.33 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10240	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 1/3/2024 LoanSafe report: XXX, XXX, XXX, XXX, and XXX.			5/21/2024 DRIVE report received; all high alerts were cleared by the lender.	05/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.33 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10047	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.34% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.79 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10047	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.34% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.79 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10047	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.34% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.79 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10190	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10190	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10140	OriginPoint LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
There's no evidence of a CD issued prior to XXX or receipt 3 business days prior to consummation datedXXX. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.

Initial signed CD provided; exception resolved; Initial CD provided did not have a receipt date. The E sign document provided did not confirm the receipt by the borrower, therefore the mailbox rule was used.  Provide proof the borrower received it at least 3 days prior to consummation to resolve exception
06/10/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.48% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.48% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 10.37% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.63 years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10140	OriginPoint LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. FNMA requires the mortgage history to be within 45-days of note.  The credit supplement is missing (XXX and XXX were last reported on 2/5/2024; it wasn't sold until 5/1/2024).
																	XXX reported within 45-days of initial application (credit supplement waived; sold on 5/1/2024). 6/4/2024 supplement received for XXX; through 5/2024.	06/06/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.48% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.48% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 10.37% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.63 years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10253	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. Appraisal confirms External obsolescence present in file due to the property back to high voltage power line and tower resulting in a -$30,000.00 loss of value.
Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.46 years on job.
																				D	B	B	B	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
XXX	RATE24J10253	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.46 years on job.
																				D	B	A	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
XXX	RATE24J10253	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX Preliminary title commitment in the loan file does not reflect an amount of title coverage. Please provide the final title to confirm sufficient coverage.
																	The final title policy, evidencing $XXXX in insurance, was provided (matches loan amount). SFC 5/14/2024	05/14/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.46 years on job.
																				D	B	D	A	D	A	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
XXX	RATE24J10159	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.68% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10159	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.68% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10159	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.68% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.68% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.91 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10044	Proper Rate, LLC	XXX	XXX	XXXX	IN	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.86 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10044	Proper Rate, LLC	XXX	XXX	XXXX	IN	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.86 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10044	Proper Rate, LLC	XXX	XXX	XXXX	IN	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 19.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.76% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 13.86 years on job.
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XXX	RATE24J10178	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 10.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.16% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10178	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 10.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.16% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10178	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 10.45 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.16% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10019	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Technology and Verification fee increased $25.00 with no COC or reimbursement.

Cure package provided; exception moved to B grade; TILA 130b Cure Required.  Refund in the amount of $25.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  The zero tolerance violation in the amount of $25 is due to increase from $150.00 on the LE to $175.00 on the CD for the Credit Technology and Verification Fee.
																		05/08/2024	Borrower has stable job time - Borrower has 2.81 years on job. Qualifying FICO is Greater than the Guideline Minimum - DTI within FNMA 3% tolerance and is < 45% maximum allowed per guides	D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10019	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report not provided.			Received Fraud Report high alerts cleared. Exception resolved. ; Third Party Fraud Report is provided; Missing Fraud Report.; Missing Fraud Report.; Fraud report not provided	05/01/2024	Borrower has stable job time - Borrower has 2.81 years on job. Qualifying FICO is Greater than the Guideline Minimum - DTI within FNMA 3% tolerance and is < 45% maximum allowed per guides	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10130	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	FEMA-XXX incident and declaration dates were prior to the appraisal date, but there is not commentary from the appraiser on said disaster or impact to the property.			6/10/2024 supplemental addendum and revised appraisal received; appraiser commentary confirms no damage.	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10130	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared by the lender on the 5/17/2024 DRIVE report:  4210-002 (all of the required participants have not been input), 4200-001 (participant name is on high risk watchlist), and 4200-004 (borrower may have been identified on internal company watchlist list).
																	6/10/2024 DRIVE report received; all high alerts were cleared.	06/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10130	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10221	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required.  Refund in the amount of $25.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $25.00 is due to increase from $150 to $175 for the Technology  Fee from the LE dated 3/29/2024 to dated Final CD XXX.
																	Cure package provided; Exception downgraded to a 2/B	06/13/2024	Borrower has stable job time - Borrower has 9.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10221	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 9.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10221	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 9.84 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10194	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.33 years on job.
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XXX	RATE24J10194	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.33 years on job.
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XXX	RATE24J10194	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.31% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.33 years on job.
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XXX	RATE24J10003	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	B	A	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10003	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 for B1 XXX is missing page 1.
Signed final 1003 provided. Exception resolved; The Final 1003 is Present; Page 1 of Final 1003 is missing. ; Page 1 of Final 1003 is missing. ; Missing page 1 of the final 1003 for B1.; Missing page 1 of the final 1003 for B1.
																		05/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	B	A	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10003	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing Audit is unable to determine if the condo project is warrantable and meets FNMA guidelines.			Per XXXX Limited condo project warranty approved Exception Resolved; Per XXXX Limited condo project warranty approved Exception Resolved; Missing the FNMA project approval.	05/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 751 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	B	A	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10213	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 17.82 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.24% is less than Guideline CLTV of 80%
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XXX	RATE24J10213	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 17.82 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.24% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10213	OriginPoint LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 46.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 17.82 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.24% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10172	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10172	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10172	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. initial CD provided resolved exception initial CD provided resolved exception

Documentation required to clear exception.  According to Mavent report, initial Closing Disclosure was provided 3/26/2024. Initial CD in the loaan file is dated 4/4/2024 which exceeds the timing regulation.  Please provide a copy of the initial Closing Disclosure.
																		05/02/2024	Borrower has stable job time - Borrower has 3.18 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10179	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Acknowledged

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45% Acknowledged
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10179	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Acknowledged

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45% Acknowledged
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10179	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130B Cure Required. Refund in the amount of $25.00, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to an increase of Credit Technology & Verification fee from $150.00 on LE 3/26/2024 to $175.00 on CD XXX without a valid COC.

Cure package provided; TILA 130b Cure Required.  Refund in the amount of $25.00, cure package requires a PCCD, LOE, Copy of Refund check and proof of delivery or COC.  Credit Technology and Verification Fee increased from $150.00 to $175.00 from the LE to the CD without a valid COC for the fee increase.; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
05/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700 Acknowledged

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45% Acknowledged
																				D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10105	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.24% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10105	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.24% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10105	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.54% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.24% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.24% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 5.3 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements Missing additional 30 day statement for XXX. 2 months required per AUS, however, only 1 month documented.			1 monthly statement required per LPA to verify assets. Exception resolved. ; Asset 5 Meets Guideline Requirements Or Not Applicable	05/01/2024	Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements	Asset 4 Does Not Meet Guideline Requirements Missing additional 30 day statement for XXX. 2 months required per AUS, however, only 1 month documented.			1 monthly statement required per LPA to verify assets. Exception resolved. ; Asset 4 Meets Guideline Requirements Or Not Applicable	05/01/2024	Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements Missing additional 30 day statement for XXX. 2 months required per AUS, however, only 1 month documented.			1 monthly statement required per LPA to verify assets. Exception resolved. ; Asset Record 3 Meets G/L Requirements Or Not Applicable	05/01/2024	Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements Missing additional 30 day statement for XXX. 2 months required per AUS, however, only 1 month documented.
1 monthly statement required per LPA to verify assets. Exception resolved. ; Asset Record 1 Meets G/L Requirements; Asset Record 1 Meets G/L Requirements; Asset Record 1 Does Not Meet G/L Requirements Missing additional 30 day statement for XXX. 2 months required per AUS, however, only 1 month documented.
																		05/01/2024	Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10232	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing verbal verification of employment for Co-Borrower dated within 10 business days prior to the note date as required per AUS.
Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); Borrower 2 3rd Party VOE Prior to Close Missing. The file is Missing verbal verification of employment for Co-Borrower XXX dated within 10 business days prior to the note date as required per AUS. The file contained a VOI dated 3-8-2024 > 10 days prior to close.
																		05/01/2024	Borrower has stable job time - Borrower has 4.48 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10290	OriginPoint Mortgage LLC i/l/t/l/n OrginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10290	OriginPoint Mortgage LLC i/l/t/l/n OrginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10290	OriginPoint Mortgage LLC i/l/t/l/n OrginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.52 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10029	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. -

Borrower has stable job time - No Credit Findings

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10029	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. -

Borrower has stable job time - No Credit Findings

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10029	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. -

Borrower has stable job time - No Credit Findings

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10202	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.22 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10202	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.22 years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10202	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $25.00: cure package requires a PCCD, LOE, and Copy of Refund Check, or a Valid COC.  The file is missing the COC for the increase of the Credit Technology and Verification Fee from $150 to $175.

These fees increase from the LE dated 3/12/2024 to the Initial CD datedXXX. The file does not contain a COC to validate these increases.

																	Cure package provided downgrades exception to a 2/B; Cure package provided downgrades exception to a 2/B	05/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 10.22 years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10206	Premia Mortgage, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided Schedule B - Part I, #22 is only for 6-months; a 24-month chain of title is required.  Please provide an updated title commitment, supplement, or email from the title officer with the required chain.
																	Exhibit A includes commentary of the prior sale, which was recorded on 6/25/1974; both parties are now deceased, so the Executrix signed the grant deed.	06/11/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.92 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.45% is less than Guideline DTI of 45%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10206	Premia Mortgage, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.92 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.45% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10206	Premia Mortgage, LLC	XXX	XXX	XXXX	PA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 15.92 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.45% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10209	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $265.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of $265.00 required for increase in Appraisal fee without valid COC. Appraisal fee increased from $585.00 on Initial LE to $850.00 on LE issued 4/9/24. COC provided does not give reason for increase. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

COC explanation and date were provided; exception resolved; Invoice provided was dated 4/12/2024, the date in which the information sufficient to establish a change of circumstance is needed to determine if the COC is valid.  The fee increased on the 4/9/2024 LE, however the invoice provided was dated 4/12/2024 which is after the updated amount was previously disclosed.
06/11/2024
Borrower has stable job time - Borrower has 20.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10209	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 20.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700
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XXX	RATE24J10209	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 20.79 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 31.78% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10263	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 29.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
																				D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10263	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Cure package provided, downgrades exception to a 2/B; TILA 130b Cure Required - Refund in the amount of $25, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or valid coc. Credit Technology and Verification Fee increased from $150 to $175; TILA 130b Cure Required - Refund in the amount of $25, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or valid coc.  Credit Technology and Verification Fee increased from $150 to $175
05/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
																				D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10263	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy
Hazard Insurance Policy is fully present; Missing Hazard Insurance Policy The file is missing evidence of Hazard Insurance policy for the subject property located at XXXX. Please provide evidence of "walls In" insurance coverage.
05/06/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.37% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700
																				D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10235	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required.  Refund in the amount of $4,432.00, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points of $4,432.00 were added on the CD dated XXX without a valid COC. Per Mavent in loan file, we are missing the revised LE issued 4/24/24 and COC's.  This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,432.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC and LE provided; Exception resolved; COC and LE provided; Exception resolved	06/10/2024	Borrower has stable job time - Borrower has 18.78 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10235	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 18.78 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10235	Proper Rate, LLC	XXX	XXX	XXXX	IL	QM: Average Prime Offer Rate (APOR)	Complete	06/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 18.78 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10091	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 8.12 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10091	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 8.12 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10091	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 8.12 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Comp Factor
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10117	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 20.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.94% is less than Guideline LTV of 80%
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XXX	RATE24J10117	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 20.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.94% is less than Guideline LTV of 80%
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XXX	RATE24J10117	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 20.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.94% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10217	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10217	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10217	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10222	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	The ClearCapital CDA, supporting the value of $1.9MM, is missing (FNMA UCDP score is 2.7). SFC 5/15/2024 Third Party Valuation Product not Provided to Support Origination Appraised Value.			5/24/2024 ClearCapital CDA received; $1.9MM value used in qualification supported; low risk.	06/14/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.65 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10222	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.65 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10222	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The TWN VVOE, dated within 10-business days of note/notary, is missing (2 copies of the 4/12/2024 TWN WVOE are in-file).			; 4/29/2024 disbursement date; 5/17/2024 TWN VVOE provided; active; current as of 5/10/2024. NOTE: DU validated borrower employment and income, so the VVOE requirement isn't reflected/applicable.	05/20/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.65 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10241	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 34.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%
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XXX	RATE24J10241	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 34.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10241	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 34.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10257	Proper Rate, LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 3.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.5% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10257	Proper Rate, LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 3.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.5% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10257	Proper Rate, LLC	XXX	XXX	XXXX	CO	QM: Average Prime Offer Rate (APOR)	Complete	05/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 3.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.5% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10014	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10014	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10014	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $25.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing the COC for the increase of the Credit Technology and Verification Fee. The Initial LE dated 3/27/2024 reflects a Credit Technology and Verification Fee of $150.00, while the final CD dated XXX reflects an increase of $25.00 to a total Credit Technology and Verification Fee of $175.00.  The file does not contain a COC to validate the increase.

Cure package provided downgrades exception to a 2/B; ; TILA 130 required: A refund in the amount of $25.00, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Credit Technology/Verification fee $175.00 increased on the CD issued 3/29/2024 without a valid reason.
																		05/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10176	OriginPoint Mortgage LLC i/l/t/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying DTI below max allowed. - Calculated DTI of 17.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10176	OriginPoint Mortgage LLC i/l/t/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 17.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10176	OriginPoint Mortgage LLC i/l/t/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 17.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.12 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10141	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 2.41 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10141	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 2.41 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10141	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700 Comp factor.

Borrower has stable job time - Borrower has 2.41 years on job. Comp factor.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10274	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10274	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10274	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10062	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 15.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10062	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 15.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10062	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 15.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10132	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10132	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10132	Originpoint Mortgage LLC i/l/t/l/n Originpoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide evidence of taxes, insurance and HOA for property located at XXX.			The lender provided the mortgage statement, HOI binder, tax certificate and confirmation of monthly HOA dues. SFC 5/6/2024	05/06/2024	Borrower has stable job time - Borrower has 7.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10145	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing not required.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing not required.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing not required.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing not required.; .; Missing current VOR; Missing current VOR
																		06/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10145	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements
Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Housing History guidelines are met. Exception Resolved. ; Housing History Meets Guideline Requirements; Verification of Rent is missing. ; Verification of Rent is missing.; VOR is missing. ; Missing current VOR; Missing current VOR.; Verification of Rent is missing. ; Missing current VOR.
																		06/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10145	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130 Cure Required.  Refund in the amount of $25.00; cure package requires a PCCD, LOE,  and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $25.00 is due to increase from $150.00 to $175.00 for the  Credit Technology and Verification Fee.  The file does not contain a valid COC for the addition of the fee.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Cure package provided, exception downgraded to a 2/B	05/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700	D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10145	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	04/29/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXXX The title report in file is a California Preliminary report and typically does not provide coverage amount.
Verification of sufficient title insurance coverage provided. Exception Resolved. ; Title Coverage Amount of $1323750.00 is equal to or greater than Total Amount of Subject Lien $XXXX; Proposed insured amount is not listed on the title policy. ; Proposed loan amount is not on title report.; Title is a Preliminary Title Report (California).  Coverage amount is typically not provided.
																		05/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXX	RATE24J10059	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10059	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10059	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10183	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 29.81% is less than Guideline DTI of 45%
																				D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10183	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. XXX wasn't included on the credit supplement; last reported on 2/29/2024.  Provide a credit supplement confirming the payment history through 4/2024.

XXX last reported on 2/29/2024; application date was 4/8/2024 (26-days elapsed; page 480 of 12/13/2023 FNMA selling guide).; 2 LOX's received.  There are many things that aren't addressed within DU findings, but are stated in guidelines.  On the top of page 480 of the 12/13/2023 FNMA selling guide, you will find the requirement for the mortgage history.  Finding remains.; ; 4/1/2024 statement received for XXX; this is not a credit supplement.  The payment history needs to be reflected through 4/2024 from a 3rd party verification source (such as the credit supplement provided for the other 3 mortgages).
05/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 29.81% is less than Guideline DTI of 45%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10183	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 29.81% exceeds AUS DTI of 23.47% Since the XXX rent monthly payment and balance were the same at the time of submission, DU excluded it (see DU #40 on submission #3).  Update the balance in your 1003 to 12-month's and resubmit to DU ($89,556); provide the updated DU with an approve/ineligible response.
																	DU submission #4 with a DTI of 29.84% was provided (within 3% tolerance now).	05/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 29.81% is less than Guideline DTI of 45%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10183	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 4/26/2024 DRIVE report: 4200-001 and 2033.			The 5/21/2024 DRIVE report was provided; all high and medium alerts were cleared by the lender.	05/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 29.81% is less than Guideline DTI of 45%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10183	OriginPoint Mortgage LLC i/1/t/1/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/16/2024	Resolved	FCOM1277	Compliance	Notice to Cosignor is Missing	Notice to Cosignor is Missing			Co-Borrower's are non occupant coborrowers and not considered co-signers; Notice to Cosignor is Present or Not Applicable	05/20/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 29.81% is less than Guideline DTI of 45%
																				D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10197	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.85% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.07 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.85% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10197	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.85% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.07 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.85% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10197	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.85% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.07 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.85% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10123	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.83 years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10123	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Initial CD in the loan file is dated and acknowledged on 4/30/2024, the final CD and loan consummation date was dated XXX and is less than 3 business days.
																	initial CD dated 4/29/2024 provided resolved exception; initial CD dated 4/29/2024 provided resolved exception	05/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.83 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10123	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/15/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $879600 is less than required coverage required The hazard insurance coverage shown on the declarations page is less than the unpaid principal balance of the subject loan. The policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided.

The total estimate of cost-new per the appraiser was $817,855; the binder the lender provided has sufficient coverage of $1,026,200 ($733,000+$146,600+$73,300+$73,300); email attachment confirms Rate IV (100% replacement cost).
																		05/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.83 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10111	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10111	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10111	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 5/9/2024 DRIVE report: 4210-002, 4200-001, 4200-010,and 2033.			5/9/2024 DRIVE report received; all high alerts have been cleared.	05/30/2024
Borrower has stable job time - Borrower has 4.08 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.41% is less than Guideline DTI of 45%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10138	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10138	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10138	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/21/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high-alerts weren't cleared by the lender: 4200-001, 4210-002,4209-009, 4200-009, 4200-010, 2033, and 2037.			5/13/2024 DRIVE report received; all high alerts have been cleared.	05/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.85% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10211	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 14.19 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10211	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 14.19 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10211	OriginPoint LLC	XXX	XXX	XXXX	DC	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 14.19 years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63% is less than Guideline CLTV of 80%
Original LTV is Below the Guideline Maximum - Calculated LTV of 63% is less than Guideline LTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700
Qualifying DTI below max allowed. - Calculated DTI of 30.42% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10070	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Missing the initial CD issued and acknowledged 3 days prior to loan consummation.  CD in file was issued XXX, loan closed on XXX.  Per the Mavent report, the inital CD was provided XXX.  Please provide copy of initial CD and verification the borrowers acknowledged 3 days prior to consummation.
																	Initial CD dated 5/16 provided; Exception resolved; Initial CD dated 5/16 provided; Exception resolved	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10070	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10070	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	06/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10292	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.85% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.85% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.94 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10292	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.85% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.85% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.94 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10292	OriginPoint Mortgage LLC i/l/t/l/n OriginPoint LLC	XXX	XXX	XXXX	CA	QM: Average Prime Offer Rate (APOR)	Complete	05/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.85% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.85% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 22.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.94 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10139	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Documentation Required - File missing Initial Escrow Disclosure			Initial Escrow Disclosure statement provided; Initial Escrow Account Disclosure is Resolved; There's no evidence of the Initial Escrow Disclosure in the loan file.	05/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.65% is less than Guideline DTI of 45% Acknowledged

Borrower has stable job time - Borrower has 4.68 years on job.
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10139	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.65% is less than Guideline DTI of 45% Acknowledged

Borrower has stable job time - Borrower has 4.68 years on job.
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10139	Guaranteed Rate, Inc	XXX	XXX	XXXX	TN	QM: Average Prime Offer Rate (APOR)	Complete	04/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.65% is less than Guideline DTI of 45% Acknowledged

Borrower has stable job time - Borrower has 4.68 years on job.
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10297	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has 5.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.75% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10297	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has stable job time - Borrower has 5.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.75% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10297	OriginPoint LLC	XXX	XXX	XXXX	WA	QM: Average Prime Offer Rate (APOR)	Complete	04/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has 5.51 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.57% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.75% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10337	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Evidence the 2023 1040 was signed is missing (2021 & 2022 are in-file).			; The lender provided the e-signed 2023 1040. SFC 5/10/2024;	06/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.72 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10337	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.72 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10337	Guaranteed Rate Affinity, LLC	XXX	XXX	XXXX	CT	QM: Average Prime Offer Rate (APOR)	Complete	05/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.72 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10121	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing
Borrower 2 IRS Transcripts Missing B2 was qualified with W-2 income. The file does not contain W-2 transcripts and there is no underwriter write-up detailing the borrower's ATR, as required by the lender's guidelines.
																	; The 2021, 2022, and 2023 IRS W2 transcripts were received for XXX.; The UW summary was received for the ATR calculations. The W2 transcripts are still missing.;	06/17/2024	Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10121	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing
Borrower 1 IRS Transcripts Missing B1 was qualified with W-2 income. The file does not contain W-2 transcripts and there is no underwriter write-up detailing the borrower's ATR, as required by the lender's guidelines.

; 5/30/2024 IRS W2 transcripts for 2023 received for XXX.; 5/22/2024 IRS W2 transcripts received for XXX (2021 & 2022); still missing 2023 (no record is okay).; The UW summary was received for the ATR calculations.  The W2 transcripts are still missing.
																		06/17/2024	Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10121	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10121	Guaranteed Rate, Inc.	XXX	XXX	XXXX	GA	QM: Average Prime Offer Rate (APOR)	Complete	05/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10025	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 4.46 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10025	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 4.46 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10025	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NV	QM: Average Prime Offer Rate (APOR)	Complete	05/13/2024	Resolved	FCRE1163	Credit	Flood Certification Date is greater than Note Date	Flood Certification Date is greater than 05-02-2024 Original flood cert pulled 5/1/24 had incorrect address, please provide a new Flood certification with the correct subject address.			; The note and disbursement date was 5/3/2024. The lender provided the 5/3/2024 SnapFlood determination; zone X. SFC 5/16/2024	05/16/2024	Borrower has stable job time - Borrower has 4.46 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10066	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Appraisal was made subject to completion and the FNMA 1004D is not in the file.			; 1004D received; the subject property is 100% complete; no change in value.	06/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700	D	A	C	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10066	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10066	Guaranteed Rate, Inc.	XXX	XXX	XXXX	NJ	QM: Average Prime Offer Rate (APOR)	Complete	05/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $810.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  No COC or cure for increased Discount Points on the final CD.  This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $810.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

COC provided which was dated XXX resolved exception; COC provided which was dated XXX resolved exception; The COC provided was for the addition of the discount points, however the discount points increased an additional $810 on the CD dated XXX but no COC was provided
																		05/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	C	A	D	A	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10335	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10335	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection The incident date was XXX; the appraisal was completed on 5/1/2024; there is no commentary within the appraisal report about the disaster.
																	6/6/2024 PDI received; no apparent damage.	06/07/2024	Borrower has stable job time - Borrower has 2.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10335	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared by the lender: 4210-002 and 2033.
6/5/2024 DRIVE report received; all high alerts cleared.; The DRIVE report received is dated prior to the initial report reviewed (5/13 versus 5/14/2024); 1 alert was cleared, but other had not yet appeared (2033).  Please provide DRIVE report after 5/14 with both alerts cleared.
																		06/05/2024	Borrower has stable job time - Borrower has 2.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	RATE24J10335	OriginPoint LLC	XXX	XXX	XXXX	TX	QM: Average Prime Offer Rate (APOR)	Complete	05/30/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The credit supplement, reflecting the mortgage payment history through 4/2024, is missing (XXX last reported on 2/13/2024).

XXX last reported on 2/13/2024; statement reflects payment on 3/1/2024 with no late fees; 3/6/2024 application date (verified within 45-days of application per FNMA requirements).; 3/2024 payment reflected on the mortgage statement; no late fees reflected.  Evidence the 4/2024 payment was made is still missing (XXX note date).
																		06/04/2024	Borrower has stable job time - Borrower has 2.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A